-------------------------------------------------------------------------------------------------------------------
Centennial Money Market Trust
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2001, revised July 1, 2002

         This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2001.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder
Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                             Page
About the Trust

     The

About Your Account

Financial Information About the Trust

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The  investment  objective and the  principal  investment  policies of the Trust are  described in the  Prospectus.
This Statement of Additional  Information contains  supplemental  information about those policies and the types of securities that the Trust's  investment  manager,  Centennial  Asset Management  Corporation,  (referred to as, the
"Manager") will select for the Trust.  Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's  Investment  Policies.  The composition of the Trust's portfolio and the techniques and strategies that the Trust's  Manager uses in selecting  portfolio  securities will vary over time. The Trust is not required to use all of the  investment  techniques  and  strategies  described  below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Trust's  objective is to seek the maximum  current income that is consistent with low capital risk and the  maintenance of liquidity.  The Trust will not make  investments  with the objective of seeking capital growth.
However,  the value of the  securities  held by the Trust may be  affected  by changes in general  interest  rates.
Because the current value of debt  securities  varies  inversely  with changes in  prevailing  interest  rates,  if interest  rates  increase  after  a  security  is  purchased,  that  security  would  normally  decline  in  value.
Conversely,  if interest  rates  decrease  after a security is  purchased,  its value  would rise.  However,  those fluctuations  in value will not generally  result in realized gains or losses to the Trust since the Trust does not usually  intend to dispose of securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell securities prior to their maturity,  to attempt to take advantage of short-term  market variations,  or because of a revised credit  evaluation of the issuer or other  considerations.  The Trust may also do so to generate  cash to satisfy  redemptions  of Trust  shares.  In such cases,  the Trust may realize a capital gain or loss on the security.

Ratings of  Securities  -  Portfolio  Quality,  Maturity  and  Diversification.  Under Rule 2a-7 of the  Investment
Company Act, the Trust uses the amortized  cost method to value its  portfolio  securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes  requirements for the maturity,  quality and  diversification  of the securities  which the Trust buys. The Trust may purchase only those  securities that the Manager,  under procedures approved  by the  Board of  Trustees,  has  determined  have  minimal  credit  risk  and,  as such,  are  "eligible securities".

         |_|  Quality.  Eligible  securities are  securities  that have received a rating in one of the two highest short-term rating  categories by a rating  organization.  Rating  organizations are designated by the SEC. Eligible securities may be "first tier" or "second tier"  securities.  First tier  securities are those that have received a rating in the highest  category for short term debt obligations by at least two rating  organizations.  If only one rating  organization  has  rated  the  security,  it  must  be  rated  in the  highest  category  for  that  rating organization.  U.S.  government  securities and securities issued by a registered money market mutual fund are also first tier securities.

              The Trust may also buy second tier "conduit  securities".  These  eligible  securities are securities rated by rating  organizations  but are not first tier  securities.  Conduit  securities  are municipal  securities such as industrial  development  or revenue  bonds issued to finance  non-government  projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal  issuer,  but is the obligation of another  person who is ultimately  responsible  for the payment of principal  and interest,  such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

              The Trust may also buy unrated  securities  that the Manager  determines are comparable in quality to a first  or  second  tier  security  by  applying  certain  criteria  established  by the  Board to  determine  its creditworthiness.  These  criteria  require  a high  quality  short  term or  long-term  rating  (depending  on the security) from a rating  organization.  Unrated  securities  the Trust may buy include asset backed  securities and securities subject to "demand features" or "guarantees".

              The Trust may  purchase a security  subject to a guarantee if the  guarantee is an eligible  security or a first tier security.  The trust may also purchase a security subject to a "conditional"  demand feature if the demand feature is an eligible  security and the Manager has decided that the  conditional  demand feature meets the requirements imposed by Rule 2a-7.

         If a  security's  rating is  downgraded,  the  Manager or the Board of Trustees  may have to reassess  the security's  credit risk. If a security is downgraded,  the Manager or the Board of Trustees will promptly  reassess whether  the  security  continues  to present  minimal  credit  risk,  reassess  the status of the  security  as an
"eligible  security," and take such actions as is  appropriate.  If the Trust disposes of the security  within five days of the Manager  learning of the  downgrade,  the Manager  will provide the Board of Trustees  with  subsequent notice of such downgrade.  If a security is in default,  or ceases to be an eligible security,  or is determined no longer to present  minimal  credit  risks,  the Board of Trustees  must  determine  whether it would be in the best interests of the Trust to dispose of the security.

         |_|  Diversification.  With respect to 75% of its total  assets,  the Trust cannot  invest more than 5% of its total  assets in  securities  issued  by one  issuer.  It  cannot  invest  more than 5% of its total  assets in securities  of one issuer unless the security is a first tier  security.  The Trust also cannot invest more than 1%
of its total  assets or $1.0  million,  whichever  is  greater,  in  second  tier  securities  of one  issuer.  For diversification  purposes,  the  Trust is  considered  to have  purchased  the  security  underlying  a  repurchase agreement if the repurchase  agreement is fully  collateralized.  For a refunded security,  the Trust is considered to have the U.S.  government  securities  underlying  the  refunded  security.  For conduit  securities,  the Trust considers the issuer to be the person  ultimately  responsible for payment of the obligation.  If the Trust buys an asset backed  security,  the issuer of the security is deemed to be the "special  purpose"  entity which issued the security.  A special  purpose  entity is an entity  which is  organized  solely for the  purpose  of issuing  asset backed  securities.  If the asset backed  securities  issued by the special  purpose entity include the obligations of another  person or another  special  purpose  entity  and those  obligations  amount to 10% or more of the asset backed  securities  the Trust  buys,  that  other  person or entity is  considered  to be the  issuer of a pro rata percentage of the asset backed security.

              The Trust may buy a security  subject to a demand  feature or guarantee.  In this case,  with respect to 75% of its total assets,  the Trust may not invest more than 10% of its total assets in securities  issued by or subject to demand  features or  guarantees  issued by the same  issuer.  If the demand  feature or  guarantee  is a second tier  security,  the Trust may not invest more than 5% of its total assets in  securities  subject to demand features or  guarantees  from the same  issuer.  And, the Trust may not invest more than 10% of its total assets in securities  issued by or subject to demand  features or  guarantees  from the same issuer.  However,  if the demand feature or guarantee  is issued by a person who is a  non-controlled  person,  the Trust does not have to limit its investments  to no more than 10% of its total  assets in  securities  issued by or  subject to demand  features  or guarantees from the same issuer.

         |_|  Maturity.  The Trust must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days,  and the maturity of any single  security  must not be in excess the maximum  permitted  maturity  under Rule
2a-7 (or any other  applicable  rule) which is  currently  397 days from the date of  purchase.  The Trust also may buy adjustable  and floating rate  securities,  enter into  repurchase  agreements  and lend portfolio  securities.
Rule 2a-7 defines how the maturities of these securities are determined.

         |_|  Demand  Features  and  Guarantees.  Demand  features  and  guarantees  and  some of  their  uses  are described in the Prospectus.  The Trust also uses demand  features and guarantees to satisfy the maturity,  quality and  diversification  requirements  described above. The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An  unconditional  demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

              When the  Trust  buys  municipal  securities,  it may  obtain a demand  feature  from the  seller  to repurchase  the  securities  that entitles the Trust to achieve same day  settlement  from the  repurchaser  and to receive an exercise  price equal to the amortized cost of the underlying  security plus accrued  interest,  if any, at the time of  exercise.  Another  type of demand  feature  purchased  in  conjunction  with a Municipal  Security enables the Trust to sell the underlying  security  within a specified  period of time at a fixed  exercise  price.
The Trust may pay for demand  features  either  separately  in cash or by paying a higher price for the  securities acquired  subject  to the demand  features.  The Trust  will  enter  into  these  transactions  only with banks and dealers which, in the Manager's  opinion,  present minimal credit risks.  The Trust's  purchases of demand features are subject to the  provisions of Rule 2a-7 under the  Investment  Company Act because the Trust uses the amortized cost method to value its portfolio securities.

         The Trust's  ability to exercise a demand  feature or guarantee  will depend on the ability of the bank or dealer to pay for the  securities  if the demand  feature or guarantee is  exercised.  If the bank or dealer should default on its  obligation,  the Trust  might not be able to recover  all or a portion of any loss  sustained  from having to sell the security  elsewhere.  Demand  features and guarantees  are not  transferable  by the Trust,  and therefore  terminate if the Trust sells the underlying  security to a third party.  The Trust intends to enter into these  arrangements to facilitate  portfolio  liquidity,  although such arrangements may enable the Trust to sell a security  at a  pre-arranged  price  which may be higher than the  prevailing  market  price at the time the demand feature or guarantee is exercised.  Any  considerations  paid by the Trust for the demand feature (which  increases the cost of the security  and reduces the yield  otherwise  available  for the  security)  will be reflected on the
Trust's  books as unrealized  depreciation  while the demand  feature or guarantee is held,  and a realized gain or loss when demand feature is exercised or expires.

         |X|  Bank  Obligations.  The Trust can invest in the bank  obligations  described in the  Prospectus.  The
Trust will buy bank  obligations  only from a domestic  bank with total  assets of at least $2.0  billion or from a foreign  bank with total  assets of at least $30.0  billion.  These asset  requirements  apply only at the time the obligations  are acquired.  In addition,  the Trust may invest in  certificates of deposit of $100,000 or less of a domestic  bank,  regardless of asset size, if such  certificate  of deposit is fully insured as to principal by the
Federal  Deposit  Insurance  Corporation.  At no time will the Trust hold more than one certificate of deposit from any such bank

         Investments in securities  issued by foreign banks or foreign  branches of U.S. banks subject the Trust to certain additional  investment risks,  including future political and economic developments of the country in which the branch is located,  possible  imposition of  withholding  taxes on income payable on the  securities,  possible seizure of foreign  deposits,  establishment of exchange  control  restrictions,  or other  government  regulation.
While domestic banks are subject to federal and/or state laws and regulations  which,  among other things,  require specific  levels of reserves to be  maintained,  not all of those laws apply to foreign  branches of domestic banks or domestic  branches or  subsidiaries  of foreign banks.  For purposes of this section,  the term "bank"  includes commercial banks, savings banks and savings and loan associations.

         |X|  U.S. Government  Securities.  U.S. government  securities are obligations issued or guaranteed by the
U.S.  government or its agencies or  instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are  issued)  and  Treasury  Notes and Bonds  (which  are  issued  with  longer  maturities).  All
Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and  instrumentalities  that issue or guarantee  securities include,  but are not limited to, the Federal  Housing  Administration,  Farmers Home  Administration,  Export-Import  Bank of the United
States, Small Business Administration,  Government National Mortgage Association,  General Services Administration,
Bank for  Cooperatives,  Federal Home Loan Banks,  Federal Home Loan  Mortgage  Corporation,  Federal  Intermediate
Credit Banks,  Federal Land Banks,  Maritime  Administration,  the Tennessee  Valley  Authority and the District of
Columbia Armory Board.

         Securities issued or guaranteed by U.S.  government agencies and  instrumentalities  are not always backed by the full faith and  credit of the  United  States.  Some,  such as  securities  issued by the  Federal  National
Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or  instrumentality to borrow from the
Treasury.  Others,  such as securities  issued by the Federal Home Loan Mortgage  Corporation  ("Freddie Mac"), are
supported only by the credit of the  instrumentality  and not by the Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally  to the agency  issuing the obligation  for repayment and may not be able to assert a claim against the United States if the issuing  agency or instrumentality  does not meet its  commitment.  The  Trust  will  invest  in U.S.  government  securities  of such agencies  and  instrumentalities  only when the  Manager is  satisfied  that the credit  risk with  respect to such instrumentality is minimal and that the security is an Eligible Security.

Other Investment Strategies

         o    Floating  Rate/Variable  Rate  Obligations.  The Trust may invest in  instruments  with  floating  or variable  interest rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 90-day U.S.  Treasury Bill rate, the rate of return on commercial  paper or bank certificates of deposit,  or some other standard.  The rate on the investment is adjusted  automatically  each time the market  rate is  adjusted.  The  interest  rate on a variable  rate  obligation  is also based on a stated
prevailing  market rate but is adjusted  automatically  at a specified  interval.  Some  variable  rate or floating rate  obligations in which the Trust may invest have a demand feature  entitling the holder to demand payment of an amount  approximately  equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued  interest at any time, or at specified  intervals not exceeding the maximum time permitted  under Rule 2a-7
(which is currently 397 days).  These notes may or may not be backed by bank letters of credit.
         Variable rate demand notes may include master demand notes,  which are  obligations  that permit the Trust to invest  fluctuating  amounts in a note.  The  amount  may  change  daily  without  penalty,  pursuant  to direct arrangements  between the Trust,  as the note  purchaser,  and the issuer of the note.  The interest rates on these notes  fluctuate from time to time.  The issuer of this type of obligation  normally has a  corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the obligation plus accrued interest.  The  issuer  must  give a  specified  number  of days'  notice  to the  holders  of  those  obligations.
Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although they are redeemable  from the issuer at face value.  Accordingly,  where these obligations are not secured by letters of credit or other credit support  arrangements,  the Trust's right to redeem them is dependent  on the ability of the note issuer to pay  principal  and interest on demand.  These types of obligations  usually are not rated by credit rating  agencies.  The Trust may invest in obligations that are not rated only if the Manager  determines at the time of  investment  that they are Eligible  Securities.  The Manager, on behalf of the Trust,  will  monitor  the  creditworthiness  of the issuers of the  floating  and  variable  rate obligations  in the Trust's  portfolio on an ongoing  basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

         |X|  Asset-Backed  Securities.  These securities,  issued by trusts and special purpose corporations,  are backed by pools of assets.  They pass through the payments on the underlying  obligations  to the security  holders
(less  servicing  fees paid to the  originator or fees for any credit  enhancement).  The value of an  asset-backed
security  is  affected  by  changes  in  the  market's   perception  of  the  asset   backing  the  security,   the
creditworthiness  of the  servicing  agent  for the loan  pool,  the  originator  of the  loans,  or the  financial institution providing any credit enhancement.

         Payments of principal and interest  passed  through to holders of  asset-backed  securities  are typically supported  by some form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having a  priority  to  certain  of the  borrower's  other  securities.  The  degree of credit enhancement  varies,  and  generally  applies to only a fraction  of the  asset-backed  security's  par value until exhausted.  If the credit  enhancement of an  asset-backed  security held by the Trust has been  exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying  loans,  the Trust may experience losses or delays in receiving payment.
         The risks of investing in  asset-backed  securities  are  ultimately  dependent upon payment of underlying assets.  As a purchaser  of an  asset-backed  security,  the Trust would  generally  have no recourse to the entity that  originated  the  loans  in the  event  of  default  by a  borrower.  The  underlying  loans  are  subject  to prepayments,  which shorten the weighted  average life of  asset-backed  securities and may lower their return,  in the same manner as for  prepayments of a pool of mortgage loans  underlying  mortgage-backed  securities.  However, asset-backed  securities do not have the benefit of the same security  interest in the underlying  collateral as do mortgage-backed securities.

         |X|  Repurchase  Agreements.  In a  repurchase  transaction,  the Trust  acquires  a  security  from,  and simultaneously  resells it to, an approved  vendor for delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the  repurchase  agreement is in effect.  An "approved  vendor" may be a U.S.  commercial  bank or the
U.S.  branch of a foreign bank having total domestic assets of at least $1 billion,  or a broker-dealer  with a net capital of $50 million which has been designated a primary dealer in government securities.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically will occur  within one to five days of the  purchase.  The Trust will not enter into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject  to  repurchase  agreements  maturing  in more than seven days.

         Repurchase  agreements are  considered  "loans" under the Investment  Company Act,  collateralized  by the underlying  security.  The Trust's repurchase  agreements require that at all times while the repurchase  agreement is in  effect,  the  collateral's  value  must  equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  Additionally,  the Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially  sound and will continuously  monitor the collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Trust may incur costs in  disposing of the  collateral  and may experience losses if there is any delay in its ability to do so.

         |X|  Illiquid and  Restricted  Securities.  Under the policies and  procedures  established by the Trust's
Board of Trustees,  the Manager determines the liquidity of certain of the Trust's investments.  Investments may be illiquid  because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid  securities  the Trust can buy include  issues that may be redeemed  only by the issuer upon more than  seven days  notice or at  maturity,  repurchase  agreements  maturing  in more than  seven  days,  fixed time deposits  subject to withdrawal  penalties  which mature in more than seven days, and other  securities that cannot be sold  freely due to legal or  contractual  restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

         There are  restricted  securities  that are not  illiquid  that the Trust can buy.  They  include  certain master demand notes  redeemable on demand,  and short-term  corporate debt  instruments that are related to current transactions of the issuer and therefore are exempt from  registration  as commercial  paper.  Illiquid  securities include repurchase  agreements  maturing in more than 7 days, or certain  participation  interests other than those with puts exercisable within 7 days.

o        Loans of  Portfolio  Securities.  To attempt to  increase  its  income,  the Trust may lend its  portfolio securities to brokers,  dealers and other financial  institutions.  These loans are limited to not more than 10% of the value of the Trust's  total  assets and are subject to other  conditions  described  below.  The Trust will not enter into any securities  lending  agreements  having a maturity of greater than the maximum time permitted  under
Rule 2a-7.  The Trust  presently  does not intend to lend its  securities,  but if it does, the value of securities loaned is not  expected  to exceed 5% of the value of the  Trust's  total  assets.  There are some risks in lending securities.  The Trust could  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovering the loaned securities.

         The Trust may  receive  collateral  for a loan.  Any  securities  received as  collateral  for a loan must mature in twelve months or less. Under current applicable  regulatory  requirements  (which are subject to change), on each  business  day the loan  collateral  must be at least equal to the market  value of the loaned  securities.
The collateral must consist of cash, bank letters of credit, U.S.  government  securities or other cash equivalents in which the Trust is  permitted to invest.  To be  acceptable  as  collateral,  letters of credit must  obligate a bank to pay  amounts  demanded  by the  Trust if the  demand  meets  the terms of the  letter.  Such  terms and the issuing bank must be satisfactory to the Trust.

         When it lends  securities,  the Trust  receives  from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities  during the term of the loan. It may also receive  negotiated loan fees and the interest on the collateral  securities,  less any finders',  custodian,  administrative  or other fees the Trust  pays in  connection  with the loan.  The Trust may share the  interest  it  receives  on the  collateral securities  with the borrower as long as it realizes at least a minimum amount of interest  required by the lending guidelines established by its Board of Trustees.
         The Trust will not lend its  portfolio  securities to any officer,  Trustee,  employee or affiliate of the
Trust or its Manager.  The terms of the Trust's loans must meet certain  tests under the Internal  Revenue Code and permit the Trust to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

         o    Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.
Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

Investment Restrictions

         |X|  What Are "Fundamental  Policies?"  Fundamental policies are those policies that the Trust has adopted to govern its investments  that can be changed only by the vote of a "majority" of the Trust's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:

         |_|  67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Trust's investment  objective is a fundamental  policy.  Other policies described in the Prospectus or this  Statement of Additional  Information  are  "fundamental"  only if they are  identified  as such.  The Trust's
Board of Trustees can change non-fundamental  policies without shareholder approval.  However,  significant changes to  investment  policies  will be  described  in  supplements  or updates to the  Prospectus  or this  Statement of
Additional  Information,  as appropriate.  The Trust's most  significant  investment  policies are described in the
Prospectus.

|X|      Does  the  Trust  Have  Additional  Fundamental  Policies?  The  following  investment   restrictions  are
fundamental policies of the Trust.

         |_|  The Trust cannot  invest more than 5% of the value of its total assets in the  securities  of any one issuer (other than the U.S. government or its agencies or instrumentalities).

         |_|  The  Trust  cannot  borrow  money  except as a  temporary  measure  for  extraordinary  or  emergency purposes,  and  then  only up to 10% of the  market  value  of the  Trust's  assets;  the  Trust  will not make any investment  when such  borrowing  exceeds  5% of the value of its  assets;  no assets of the Trust may be  pledged, mortgaged or assigned to secure a debt.

         |_|  The Trust cannot make loans,  except the Trust may: (i) purchase debt securities,  (ii) purchase debt securities  subject to  repurchase  agreements,  or (iii) lend its  securities  as described  in this  Statement of
Additional Information.

         |_|  The Trust cannot invest in commodities  or commodity  contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.

         |_|  The Trust cannot  invest in real estate;  however the Trust may purchase  debt  securities  issued by companies which invest in real estate or interests therein.

         |_|  The Trust cannot purchase securities on margin or make short sales of securities.

         |_|  The Trust cannot  invest in or hold  securities  of any issuer if those  officers and Trustees of the
Trust or the Manager who  beneficially  own  individually  more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

|_|      The Trust cannot underwrite securities of other companies.

         |_|  The Trust cannot invest in  securities of other  investment  companies,  except in connection  with a consolidation or merger.

|_|      The Trust cannot issue "senior  securities," but this does not prohibit certain investment  activities for which  assets  of the Trust are  designated  as  segregated,  or  margin,  collateral  or escrow  arrangements  are established, to cover the related obligations.

|_|      The Trust cannot  invest in any debt  instrument  having a maturity in excess of the time period  provided for in Rule 2a-7 of the  Investment  Company Act of 1940,  or any other  applicable  rule, or in the case of a debt instrument  subject to a  repurchase  agreement  or called for  redemption,  unless  purchased  subject to a demand feature which may not exceed the time period provided for in Rule 2a-7.

|_|       The Trust cannot  invest 25% or more of its total assets in any one industry;  however,  for the purposes of this  restriction,  municipal  securities and U.S.  government  obligations are not considered to be part of any single industry.

         Except for the fundamental  investment  restriction  regarding the Trust's  borrowing  policy,  unless the
Prospectus or this Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis,  it applies only at the time the Trust makes an investment.  The Trust need not sell  securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

         For purposes of the Trust's  policy not to  concentrate  its  investments  in securities  of issuers,  the
Trust  has  adopted  the  industry  classifications  set  forth  in  Appendix  B to this  Statement  of  Additional
Information.  This is not a fundamental policy.

How the Trust is Managed

Organization  and History.  The Trust is an open-end,  diversified  management  investment  company  organized as a
Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

         The Trust is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Trust's activities,  review its  performance,  and review the actions of the Manager.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold
shareholder  meetings  from  time to time on  important  matters.  Shareholders  of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

              The  Board of  Trustees  has an  Audit  Committee  and a Review  Committee.  Effective  June 25,  the
members of the Audit Committee are Edward L. Cameron (Chairman),  William L. Armstrong,  George C. Bowen and Robert
J. Malone.  The Audit  Committee  held six meetings  during the Trust's  fiscal year ended June 30, 2001. The Audit
Committee  provides the Board with  recommendations  regarding  the selection of the Trust's  independent  auditor.
The Audit  Committee also reviews the scope and results of audits and the audit fees charged,  reviews reports from the Trust's  independent audit concerning the Trust's internal  accounting  procedures and controls and selects and nominates for approval by the Board the  independent  Trustees,  among other duties as set forth in the Committee's charter.

         Effective June 25, the members of the Review Committee are Jon S. Fossel  (Chairman),  Robert G. Avis, Sam
Freedman,  Beverly L. Hamilton,  and F. William  Marshall,  Jr. The Review  Committee held six meetings  during the fiscal year ended June 30,  2001.  The Review  Committee  reviews  reports and makes  recommendations  to the Board concerning  the fees paid to the Trust's  Transfer  Agent and the  services  provided to the Trust by the  Transfer
Agent.  The  Review  Committee  also  reviews  policies  and  procedures  adopted  by the Trust to comply  with the
Investment  Company  Act of 1940 and other  applicable  law,  among  other  duties as set forth in the  Committee's charter.

         |X|  Classes of Shares.  The Board of Trustees  has the power,  without  shareholder  approval,  to divide unissued  shares of the  Trust  into two or more  classes.  The Board  has done so,  and the  Trust  currently  has authorized  the issuance of two classes of shares.  The class of shares  currently  offered by the  Prospectus  and this  Statement of Additional  information  has no special name  designation  but is deemed to be the equivalent of
Class A shares for purposes of the  shareholder  account  policies that apply to Class A shares of the  Oppenheimer funds.  The Trust's other class of shares,  designated as "Class Y" shares,  is not  currently  available.  At such time as Class Y shares  are  available,  both  classes  of shares  will  invest in the same  investment  portfolio.
Shares are freely  transferable.  Each share has one vote at shareholder  meetings,  with fractional  shares voting proportionally on matters submitted to the vote of shareholders.  Each class of shares:

         |_|  has its own dividends and distributions,
         |_|  pays certain expenses which may be different for the different classes,
         |_|  may have a different net asset value,
|_|      may have separate  voting  rights on matters in which the  interests of one class are  different  from the interests of another class, and
         |_|  votes as a class on matters that affect that class alone.

         |X|  Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Trust will hold meetings when required to do so by the Investment  Company Act or other  applicable law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the  Trust,  to remove a  Trustee.  The  Trustees  will call a  meeting  of  shareholders  to vote on the removal  of a Trustee  upon the  written  request of the record  holders  of 10% of the  outstanding  shares of the
Trust.  If the Trustees  receive a request  from at least 10  shareholders  stating  that they wish to  communicate with  other  shareholders  to  request a meeting  to remove a  Trustee,  the  Trustees  will then  either  make the shareholder  lists of the Trust available to the applicants or mail their  communication to all other  shareholders at the  applicants'  expense.  The  shareholders  making the request must have been  shareholders  for at least six months and must hold shares of the Trust valued at $25,000 or more or  constituting  at least 1% of the outstanding shares of the Trust,  whichever is less.  The  Trustees  may also take other action as permitted by the  Investment
Company Act.

              |_| Shareholder and Trustee  Liability.  The  Declaration of Trust contains an express  disclaimer of shareholder  or  Trustee  liability  for  the  Trust's  obligations.  It  also  provides  for  indemnification  and reimbursement  of  expenses  out of the  Trust's  property  for any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Trust shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Trust and shall  satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder  of a business  trust  (such as the Trust) to be held  personally liable  as a  "partner"  under  certain  circumstances.  However,  the risk  that a Trust  shareholder  will  incur financial  loss  from  being  held  liable  as a  "partner"  of the  Trust  is  limited  to the  relatively  remote circumstances in which the Trust would be unable to meet its obligations.

         The  Trust's  contractual  arrangements  state that any  person  doing  business  with the Trust (and each shareholder  of the Trust)  agrees  under the  Declaration  of Trust to look  solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees  and  Officers of the Trust.  The Trust's  Trustees  and  officers  and their  principal  occupations  and business  affiliations  during the past five years are listed  below.  Trustees  denoted with an asterisk (*) below are deemed to be  "interested  persons" of the Trust under the  Investment  Company  Act.  All of the  Trustees are
also trustees, directors or managing general partners of the following Board II Oppenheimer funds1:

Oppenheimer Cash Reserves                               Oppenheimer Select Managers
Oppenheimer Champion Income Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                         Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                             Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                     Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                             Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                Centennial America Fund, L. P.
Oppenheimer Main Street(R)Funds, Inc.                    Centennial California Tax Exempt Trust
Oppenheimer Main Street(R)Opportunity Fund               Centennial Government Trust
Oppenheimer Main Street(R)Small Cap Fund                 Centennial Money Market Trust
Oppenheimer Municipal Fund                              Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund(R)                          Centennial Tax Exempt Trust

         Messrs.  Zack,Murphy,  Molleur,  Wixted, Weiss and Zack, and Mses. Feld, Ives and Wolf who are officers of the Trust,  respectively  hold the same offices with the other Board II Oppenheimer  funds.  As of October 9, 2001, the  Trustees and officers of the Trust as a group owned less than 1% of the  outstanding  shares of the Fund.  The foregoing  statement  does not  reflect  shares  held of  record  by an  employee  benefit  plan for  employees  of
OppenheimerFunds,  Inc.  other than shares  beneficially  owned under that plan by the  officers of the Fund listed below. .  Mr. Murphy is the trustee of that plan.

James C. Swain, Chairman, Chief Executive Officer and Trustee, Age: 68.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly Vice  Chairman(since  of  OppenheimerFunds,  Inc.  (until January 2, 2002) and President and a director of
Inc.Centennial  Asset Management  Corporation (the Fund's Distributor) (until 1997).  Oversees 41 portfolios in the
OppenheimerFunds complex.

John V. Murphy, President, Age: 52.
498 Seventh Avenue, New York, New York  10018
Director (since November 2001) of the Manager; Chairman, Chief Executive Officer and director (since June 2001)
and President (since September 2000) of OppenheimerFunds, Inc. ("OFI"); President and a trustee of other
Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and
a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.; President
and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by
OFI; a director of the following investment advisory subsidiaries of OFI: OAM Institutional, Inc. (since November
2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2002); President
(since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director
(since November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of OFI; Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company,
OFI's parent company; a director (since June 1995) of DBL Acquisition Corporation; formerly Chief Operating
Officer (from September 2000 to June 2001) of OFI; President and trustee (from November 1999 to November 2001) of
MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (from
September 1999 to August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and director
(from September 1999 to August 2000) of MML Bay State Life Insurance Company; a director (from June 1989 to June
1998) of Emerald Isle Bancorp and Hibernia Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp. A director/trustee of 63 other investment companies in the OppenheimerFunds complex.

William L. Armstrong, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland Financial
Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies:
Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of
International Family Entertainment (television channel) (1992 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly Mr. Avis held the following  positions:  Director and President of A.G.  Edwards  Capital,  Inc.  (General
Partner of private equity funds) (until February  2001);  Chairman,  President and Chief Executive  Officer of A.G.
Edwards Capital,  Inc. (until March 2000);  Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice Chairman of
A.G. Edwards & Sons, Inc. (its brokerage company  subsidiary) (until - March 1999);  Chairman of A.G. Edwards Trust
Company and A.G.E.  Asset  Management  (investment  advisor) (until - March 1999); and a Director of A.G. Edwards &
Sons and A.G. Edwards Trust Company (until - March 2000). Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from September 1987)
and Treasurer (from March 1985) of OppenheimerFunds, Inc.; Vice President (from June 1983) and Treasurer (since
March 1985) of OppenheimerFunds Distributor, Inc.; Senior Vice President (since February 1992), Treasurer (since
July 1991) Assistant Secretary and a director (since December 1991) of OppenheimerFunds, Inc.; Vice President
(since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation an investment advisory subsidiary of OppenheimerFunds, Inc.; President, Treasurer and a director of Centennial Capital
Corporation (June 1989 - January 1990), an investment advisory subsidiary of the Manager; Vice President and
Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services, Inc., a transfer agent subsidiary of OppenheimerFunds, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services,
Inc. (since November 1989), a transfer agent subsidiary of OppenheimerFunds, Inc.; Assistant Treasurer of
Oppenheimer Acquisition Corp. (since March 1998), OppenheimerFunds, Inc.'s parent corporation; Treasurer of
Oppenheimer Partnership Holdings, Inc. (since November 1989), a holding company subsidiary of OppenheimerFunds,
Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996), an investment advisory subsidiary of OppenheimerFunds, Inc.; Chief Executive Officer and director of MultiSource Services,
Inc., a broker-dealer subsidiary of OppenheimerFunds, Inc. (since March 1996); Treasurer of OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997), offshore fund management subsidiaries of OppenheimerFunds, Inc.. Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Genetic ID, Inc. and its  subsidiaries,  a privately held biotech  company (since March 2001); a member of The Life  Guard of  Mount  Vernon,  George  Washington's  home  (since  June  2000).  Formerly  a  partner  with
PricewaterhouseCoopers  LLP (an  accounting  firm) (from  1974-1999)  and  Chairman,  Price  Waterhouse  LLP Global
Investment  Management  Industry  Services Group (from 1994-1998).  Oversees 41 portfolios in the  OppenheimerFunds complex.

Jon S. Fossel, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman and Director of Rocky Mountain Elk Foundation,  a not-for-profit  foundation  (since 1998); and a director of P.R.  Pharmaceuticals,  a privately  held company  (since October 1999) and  UNUMProvident  (insurance  company)
(since June 1, 2002).  Formerly Mr. Fossel held the following  positions:  Chairman and a director  (until  October
1996) and President and Chief Executive Officer (until October 1995) of OppenheimerFunds,  Inc.;  President,  Chief
Executive  Officer and a director of Oppenheimer  Acquisition  Corp.,  Shareholder  Services,  Inc. and Shareholder
Financial Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee, Age: 61.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until October 1994) Mr. Freedman held the following  positions:  Chairman and Chief Executive  Officer of
OppenheimerFunds  Services  (from August 1980);  Chairman,  Chief  Executive  Officer and a director of Shareholder
Services,  Inc.  (from August  1980);  Chairman,  Chief  Executive  Officer and director of  Shareholder  Financial
Services,  Inc. (from November 1989);  Vice President and director of Oppenheimer  Acquisition  Corp. (from October
1990) and a director of the Manager (from October 1990). Oversees 41 portfolios in the OppenheimerFunds complex.

Richard F. Grabish*, Trustee, Age: 53.
6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President, Assistant Director of Sales and Marketing (since March 1997), and Manager of Private
Client Services (since June 1985) for A.G. Edwards & Sons, Inc. (broker/dealer and investment firm). Chairman and
Chief Executive Officer of A.G. Edwards Trust Company (since March 2001); Director of A.G. Edwards & Sons, Inc.
(since March 1988). Formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company.
Oversees 6 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton, Trustee, Age 55.
6803 South Tucson Way, Englewood, Colorado 80112
Director of MML Services,  an investment  company (since April 1987),  America Funds Emerging  Markets Growth Fund,
an investment  company (since October 1991), The California  Endowment,  a philanthropy  organization  (since April
2002), and Community  Hospital of Monterey  Peninsula,  (since February 2002), a Trustee of Monterey  International
Studies,  an educational  organization  (since February 2000), and an advisor to Unilever  (Holland)'s pension fund and to  Credit  Suisse  First  Boston's  Sprout  venture  capital  unit.  Mrs.  Hamilton  also is a  member  of the investment committees of the Rockefeller  Foundation,  the University of Michigan and Hartford Hospital.  Formerly,
Mrs.  Hamilton held the following  position:  President ARCO  Investment  Management  Company,  (from February 1991 until April 2000). Oversees 40 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee,  Age 57.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Jones  Knowledge,  Inc., a privately held company  (since 2001),  director of U.S.  Exploration,  Inc.,
(since 1997),  director of Colorado UpLIFT, a non-profit  organization  (since 1986) and a Trustee of the Gallagher
Family  Foundation,  (since  2000).  Formerly,  Mr.  Malone held the  following  positions:  Chairman of U.S.  Bank
(formerly  Colorado  National Bank) a subsidiary of U.S. Bancorp (from July 1, 1996 until April 1, 1999);  Chairman of the Board and Chief  Executive  Officer of Colorado  National Bank (from  December 18, 1992 until July 1, 1996);
director of Commercial Assets, Inc. (from 1993 to 2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112

Trustee (since 1996) of MassMutual  Institutional  Funds and of MML Series  Investment  Fund  (open-end  investment companies).  Formerly  Chairman  of SIS & Family  Bank,  F.S.B.  (formerly  SIS Bank)  (January  1999 - July 1999);
President,  Chief  Executive  Officer and  Director  of SIS  Bankcorp.,  Inc.  and SIS Bank  (formerly  Springfield
Institution  for Savings)  (May 1993 - December  1998);  Executive  Vice  President of Peoples  Heritage  Financial
Group,  Inc.  (January 1999 - July 1999);  Chairman and Chief  Executive  Office of Bank of Ireland First Holdings,
Inc. and First New Hampshire Banks (June 1990 - May 1993). Oversees 41 portfolios in the OppenheimerFunds complex.

Carol E. Wolf, Vice President and Portfolio Manager, Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an officer and portfolio manager of other
Oppenheimer funds; formerly Vice President of OppenheimerFunds, Inc. (June 1990 - June 2000).

Barry D. Weiss, Vice President and Portfolio Manager, Age: 37.
6803 South Tucson Way, Englewood, Colorado 80112

Vice President (since June 2001) of OppenheimerFunds, Inc; an officer and portfolio manager of other Oppenheimer funds; formerly Senior Credit Analyst of the Manager (February 2000 - June 2001); formerly Associate Director,
Fitch IBCA Inc. (April 1998 - February 2000); formerly News Director, Fitch Investors Service (September 1996 -
April 1998); formerly Senior Budget Analyst, City of New York, Office of Management & Budget (February 1990 -
September 1996).

Robert G. Zack, Vice President and Secretary, Age: 53.
498 Seventh Avenue, New York, New York  10018
Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager; Assistant
Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November
1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly, Acting General Counsel (November 2001-February 2002) and Associate General
Counsel (1984 - October 2001).

Brian W. Wixted, Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds, Inc.; Treasurer (since March 1999) of
HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management
Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private
Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds
plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company;
Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of the Manager; an officer of other
Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services
Division (March 1995 - March 1999).

Denis R. Molleur, Assistant Secretary, Age: 44.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of OppenheimerFunds, Inc. (since July 1999); an officer of other Oppenheimer funds; formerly a Vice President and Associate Counsel of OppenheimerFunds, Inc. (September 1991 - July 1999).

Katherine P. Feld, Assistant Secretary, Age: 43.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of OppenheimerFunds, Inc (since July 1999); Vice President of OppenheimerFunds
Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a Vice President and
Associate Counsel of OppenheimerFunds, Inc. (June 1990 - July 1999).

Kathleen T. Ives, Assistant Secretary, Age: 36.
6803 South Tucson Way, Englewood, CO 80112
Vice President and Assistant  Counsel of  OppenheimerFunds,  Inc (since June 1998); an officer of other Oppenheimer funds;  formerly an Assistant Vice President and Assistant  Counsel of  OppenheimerFunds,  Inc. (August 1997 - June
1998); and Assistant Counsel of OppenheimerFunds, Inc. (August 1994 - August 1997).

o        Remuneration  of  Trustees.  The  officers  of the Trust are  affiliated  with the  Manager and receive no salary or fee from the Trust.  The  remaining  Trustees of the Trust  received the  compensation  shown below.  The compensation  from the Trust was paid during its fiscal year ended June 30,  2001.  Mr. Swain was  affiliated  with the Manager  until  January 2, 2002.  The  compensation  from all of the Board II  Oppenheimer  funds  includes the
Trust and is compensation  received as a director,  trustee,  managing  general partner or member of a committee of the Board during the calendar year 2000.

   ------------------------------------------ -------------------------- ------------------------------------------

                                               Aggregate Compensation               Total Compensation
   Trustee's Name                                    from Trust1                     from all Board II
   and Other Positions2                                                             Oppenheimer Funds2
                                                                                        (41 Funds)

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   William L. Armstrong                                $6,016                             $49,270
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Robert G. Avis                                      $7,025                             $72,000
   Review Committee Member
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   George C. Bowen                                     $6,070                             $55,948
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Edward L. Cameron                                   $4,623                             $26,709
   Audit Committee Chairman
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Jon S. Fossel                                       $7,616                             $77,880
   Review Committee Chairman
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Sam Freedman                                        $7,968                             $80,100
   Review Committee Member
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Beverly Hamilton3                                    None                               None
   Review Committee Member

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   C. Howard Kast4                                     $8,449                             $87,452

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Robert M. Kirchner4                                 $7,663                             $79,452

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Robert J. Malone3                                    None                               None
   Audit Committee Member

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Richard F. Grabish                                   $233                                $0
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   F. William Marshall                                 $3,118                             $3,768
   Review Committee Member

                                              -------------------------- ------------------------------------------

     *Effective  July 1,  2000,  William  A.  Baker  and  Ned M.  Steel  resigned  as  Trustees  of the  Trust  and subsequently  became Trustees  Emeritus of the Trust. For the fiscal year ended June 30, 2001,  Messrs.  Baker and  Steel  each  received  $5,546  aggregate  compensation  from the Trust and for the  calendar  year  ended
     December 31, 2000, they each received $63,999 total compensation from all Board II Oppenheimer funds.
     Effective  April 5, 2001,  Raymond J. Kalinowski  resigned as Trustee of the Trust.  For the fiscal year ended
     June 30, 2001, Mr.  Kalinowski  received  $5,445  aggregate  compensation  from the Trust and for the calendar year ended December 31, 2000, he received $73,500 total compensation from all Board II Oppenheimer funds.

1.       For the Trust's fiscal year end June 30, 2001.
2.       For the 2000 calendar year.

3.       Mrs.  Hamilton and Mr. Malone were elected as Directors of the Board II Funds  effective  June 1, 2002 and therefore  did not receive  compensation  from any of the Board II Funds  during  [the Fund's  fiscal year ended June 30, 2001or calendar year 2000.
4.       Effective July 1, 2002, Messrs. Kast and Kirchner retired as Directors from the Board II funds.

         o    Deferred  Compensation  Plan for  Trustees.  The Trustees have adopted a Deferred  Compensation  Plan for  disinterested  Trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the  Trust.  Under the  plan,  the  compensation  deferred  by a  Trustee  is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under  this plan will be  determined  based upon the performance of the selected funds.

         Deferral  of fees of the  Trustees  under  this  plan  will not  materially  affect  the  Trust's  assets, liabilities  or net income per share.  This plan will not  obligate the Trust to retain the services of any Trustee or to pay any particular  level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Trust  may  invest  in the  funds  selected  by any  Trustee  under  this  plan  without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X|  Major  Shareholders.  As of October  9, 2001 the only  person who owned of record or was known by the
Trust to own  beneficially  5% or more of the Trust's  outstanding  retail shares was A.G.  Edwards & Sons,  Inc. 1
North Jefferson Avenue,  St. Louis,  Missouri 63103, which owned  23,226,555,080.190  shares of the Trust which was
99.05%  of the  outstanding  shares  of the  Trust  on  that  date,  for  accounts  of its  customers  none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager,  Centennial Asset Management  Corporation,  is wholly owned by  OppenheimerFunds,  Inc.,
which  is  a  wholly  owned  subsidiary  of  Oppenheimer   Acquisition  Corp.,  a  holding  company  controlled  by
Massachusetts Mutual Life Insurance Company.

         The portfolio  managers of the Trust are  principally  responsible  for the  day-to-day  management of the
Trust's  investment  portfolio.  Other members of the Manager's  fixed-income  portfolio  department,  particularly security  analysts,  traders and other portfolio  managers,  have broad  experience with  fixed-income  securities.
They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

         |X|  The  Investment  Advisory  Agreement.   The  Manager  provides  investment  advisory  and  management services to the Trust  under an  investment  advisory  agreement  between  the  Manager and the Trust.  The Manager selects  securities  for the Trust's  portfolio and handles its  day-to-day  business.  The agreement  requires the
Manager,  at its expense,  to provide the Trust with  adequate  office space,  facilities  and  equipment.  It also requires  the  Manager to provide and  supervise  the  activities  of all  administrative  and  clerical  personnel required to provide effective  administration  for the Trust.  Those  responsibilities  include the compilation and maintenance  of records with respect to its  operations,  the  preparation  and filing of  specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         Expenses not expressly  assumed by the Manager  under the  investment  advisory  agreement are paid by the
Trust.  The  investment  advisory  agreement  lists  examples of expenses paid by the Trust.  The major  categories relate to interest,  taxes, fees to unaffiliated Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses,  including litigation  costs.  The management  fees paid by the Trust to the Manager are calculated at the rates  described in the Prospectus.

------------------------- --------------------------------------------------------------------------------------------
Fiscal Year ending 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          1999                                                    $57,461,310
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2000                                                    $62,139,589
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2001                                                    $69,386,242
------------------------- --------------------------------------------------------------------------------------------

         Under the  investment  advisory  agreement,  the Manager has agreed to  reimburse  the Trust to the extent that  the  Trust's  total  expenses  (including  the  management  fee  but  excluding  interest,  taxes,  brokerage commissions,  and  extraordinary  expenses such as  litigation  costs) exceed in any fiscal year the lesser of: (i)
1.5% of average  annual  net  assets of the Trust up to $30  million  plus 1% of the  average  annual net assets in excess of $30 million or;  (ii) 25% of the total  annual  investment  income of the Trust.  For fiscal  years ended
June 30, 1999, June 30, 2000, and June 30, 2001 there were no  reimbursements by the Manager to the Trust.

      The  investment  advisory  agreement  provides that the Manager shall not be liable for any loss sustained by reason  of the  adoption  of an  investment  policy or the  purchase,  sale or  retention  of any  security  on its recommendation,  whether or not such  recommendation  shall have been based upon its own investigation and research or upon  investigation  and research made by any other  individual,  firm or  corporation,  if such  recommendation shall have been made and such other  individual,  firm or corporation shall have been selected with due care and in good  faith,  provided  that  nothing in the  agreement  shall be  construed  to protect  the  Manager  against any liability to the Trust or its  shareholders  by reason of willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its duties,  or by reason of its reckless  disregard of its  obligations  and duties under the agreement.

         |X|  The  Distributor.  Under  its  General  Distributor's  Agreement  with the  Trust,  Centennial  Asset
Management  Corporation  acts as the  Trust's  principal  underwriter  and  Distributor  in the  continuous  public offering  of the  Trust's  shares.  The  Distributor  is not  obligated  to sell a specific  number of shares.  The
Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.  For other distribution expenses paid by the Trust,  see the section  entitled  "Service Plan" below.  The Trust's  Sub-Distributor  is  OppenheimerFunds
Distributor, Inc.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations  and judgment of the Manager subject to the overall  authority of the Board of Trustees.  Most  purchases  made by the Trust are principal  transactions at net prices,  so the Trust incurs  little or no brokerage  costs.  The Trust deals  directly  with the selling or purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf unless the  Manager  determines  that a better  price or  execution  may be  obtained  by using the  services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust seeks to obtain prompt  execution of orders at the most favorable net price.  If  broker/dealers are used for  portfolio  transactions,  transactions  may be directed to  broker/dealers  for their  execution  and research  services.  The research  services  provided by a  particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research  received for the  commissions  of those other accounts may be useful both to the Trust and one or more of such other  accounts.  Investment  research services  may be  supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.  It may include  information  and analyses on  particular  companies  and  industries  as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as bookkeeping  or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Manager in the  investment  decision-making  process  may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and supplement  the research  activities of the Manager.  That research  provides  additional  views and comparisons for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Trust's  portfolio or being  considered for purchase.

         Subject to applicable  rules covering the Manager's  activities in this area, sales of shares of the Trust and/or  the other  investment  companies  managed by the  Manager or  distributed  by the  Distributor  may also be considered  as a factor in the  direction of  transactions  to dealers.  That must be done in  conformity  with the price,  execution and other  considerations  and practices  discussed above.  Those other investment  companies may also give similar  consideration  relating to the sale of the Trust's  shares.  No portfolio  transactions  will be handled by any securities dealer affiliated with the Manager.

         The Trust may  experience  high  portfolio  turnover  that may  increase  the Trust's  transaction  costs.
However,  since  brokerage  commissions,  if any, are small,  high  turnover does not have an  appreciable  adverse effect upon the income of the Trust.

Service Plan

The  Trust  has  adopted  a  Service  Plan for the  shares.  The plan has been  approved  by a vote of the Board of
Trustees, including a majority of the Independent Trustees2, cast in  person at a meeting  called  for the  purpose of voting on that plan.

         Under the plan,  the Manager  and the  Distributor  may make  payments  to  affiliates  and, in their sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Trust) to make payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager  may use its profits  from the  advisory  fee it receives  from the Trust.  In their sole  discretion,  the
Distributor  and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Trust's  Board of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of the Trust.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  The  approval  must be by a  "majority"  (as  defined in the  Investment
Company Act) of the shares.

         While the plan is in effect,  the Treasurer of the Trust shall  provide  separate  written  reports on the plan to the Board of  Trustees  at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under the plan and the purpose for which the payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Trust who are not  "interested  persons" of the Trust is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan,  no payment will be made to any  recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has set
no minimum amount of assets to qualify for payments under the plan.

         |X|  Service  Plan Fees.  Under the service  plan,  the  Distributor  currently  uses the fees it receives from the Trust to pay brokers,  dealers and other  financial  institutions  (they are referred to as  "recipients")
for personal  services and account  maintenance  services  they provide for their  customers  who hold shares.  The services  include,  among others,  answering  customer  inquiries about the Trust,  assisting in  establishing  and maintaining  accounts in the Trust,  making the Trust's  investment plans available and providing other services at the request of the Trust or the Distributor.  The service plan permits  reimbursements to the Distributor at a rate of up to 0.20% of average  annual net assets of the shares.  The  Distributor  makes  payments  to plan  recipients quarterly at an annual rate not to exceed 0.20% of the average  annual net assets  consisting of shares held in the accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2001  payments  under the plan  totaled  $41,630,621,  all of which was paid by the  Distributor  to  recipients.  That included  $1,335 paid to an affiliate of the  Distributor's  parent company.  For the fiscal year ended June 30, 2001, the Manager paid, in the  aggregate,  $61,724,100 in fees out of its own resources for distribution  assistance.  Any unreimbursed  expenses the Distributor  incurs with respect to the  shares in any  fiscal  quarter  cannot be  recovered  in  subsequent  quarters.  The  Distributor  may not use payments received under the plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance  Terminology.  The Trust uses a variety of terms to illustrate  its  performance.  These terms include  "yield,"  "compounded  effective  yield" and "average  annual total  return." An  explanation of how yields and total returns are  calculated is set forth below.  The charts below show the Trust's  performance  as of the Trust's most recent  fiscal year end. You can obtain  current  performance  information  by calling the Trust's
Transfer Agent at 1.800.525.9310.

         The  Trust's  illustrations  of its  performance  data in  advertisements  must  comply  with rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  If the Trust shows total  returns in addition to its yields,  the returns must be for the
1-,  5- and  10-year  periods  ending  as of the most  recent  calendar  quarter  prior to the  publication  of the advertisement (or its submission for publication).

         Use of standardized  performance  calculations  enables an investor to compare the Trust's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Trust's performance information as a basis for comparisons with other investments:

o        Yields and total  returns  measure the  performance  of a  hypothetical  account in the Trust over various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model  performance  data if your  dividends  are  received in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different  time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

              |_| Yields.  The Trust's  current  yield is  calculated  for a  seven-day  period of time as follows.
First,  a base period return is calculated for the seven-day  period by determining  the net change in the value of a  hypothetical  pre-existing  account  having  one share at the  beginning  of the  seven-day  period.  The change includes  dividends  declared on the original share and dividends  declared on any shares  purchased with dividends on that share,  but such  dividends  are adjusted to exclude any  realized or  unrealized  capital  gains or losses affecting  the  dividends  declared.  Next,  the base period  return is  multiplied  by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as  calculated  above may vary for  accounts  less than  approximately  $100 in value due to the effect of  rounding  off each daily  dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any  realized or  unrealized  gains or losses on the
Trust's  portfolio  securities which may affect  dividends.  Therefore,  the return on dividends  declared during a period may not be the same on an annualized basis as the yield for that period.

         o    Total  Return  Information.  There are  different  types of "total  returns"  to measure  the Trust's performance.  Total return is the change in value of a  hypothetical  investment  in the Trust over a given period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment  is redeemed at the end of the period.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Trust uses  standardized  calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

              |_| Average  Annual  Total  Return.  The "average  annual  total  return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

              |_| Cumulative  Total  Return.  The  "cumulative  total  return"  calculation  measures the change in value of a  hypothetical  investment of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors as average  annual  total  return,  but it does not  average  the rate of return on an annual  basis.
Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

------------------------- ---------------------- ---------------------------------------------------------------------
         Yield            Compounded Effective                Average Annual Total Returns (at 6/30/01)
 (7 days ended 6/30/01)           Yield
                              (7 days ended
                                6/30/01)
------------------------- ---------------------- ---------------------------------------------------------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                         1-Year                 5 Years               10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         3.61%                    3.68%                  5.51%                   5.15%                  4.63%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         |X|  Other  Performance  Comparisons.  Yield  information  may be useful to  investors  in  reviewing  the
Trust's  performance.  The Trust may make comparisons  between its yield and that of other  investments,  by citing various  indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market  accounts,  NOW  accounts  and  certificates  of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing  the Trust's  yield with that of other  investments, investors  should  understand that certain other  investment  alternatives  such as  certificates of deposit,  U.S.
government  securities,  money market  instruments  or bank accounts may provide fixed yields and may be insured or guaranteed.

         From  time to time,  the  Trust  may  include  in its  advertisements  and  sales  literature  performance information  about the Trust cited in other  newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

            From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
                 characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination  of Net Asset Value Per Share.  The net asset value per share of the Trust is  determined  twice each day that the New York Stock  Exchange  ("Exchange")  is open,  at 12:00 Noon and at 4:00 P.M,  on each day that the
Exchange is open,  by dividing the value of the Trust's net assets by the total number of shares  outstanding.  All references to time in this  Statement of Additional  Information  mean New York time.  The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Martin Luther King
Jr. Day,  Washington's  Birthday,  Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving Day and
Christmas Day.  It may also close on other days.

         The  Trust's  Board of  Trustees  has adopted  the  amortized  cost method to value the Trust's  portfolio securities.  Under the  amortized  cost  method,  a  security  is valued  initially  at its cost and its  valuation assumes a  constant  amortization  of any  premium  or  accretion  of any  discount,  regardless  of the  impact of fluctuating  interest rates on the market value of the security.  This method does not take into  consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's  Board of Trustees has  established  procedures  reasonably  designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures  include a review of the valuations of the Trust's  portfolio holdings by the Board of Trustees,  at intervals it deems  appropriate,  to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees will examine the extent of any  deviation  between the Trust's net asset value based upon available  market  quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7  requires the Board of Trustees to consider  what action,  if any,  should be taken.  If they find that the extent of the deviation may cause a material  dilution or other unfair effects on  shareholders, the Board of Trustees  will take  whatever  steps it considers  appropriate  to  eliminate or reduce the  dilution, including,  among others,  withholding  or reducing  dividends,  paying  dividends  from capital or capital  gains, selling  portfolio  instruments  prior to  maturity  to realize  capital  gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining  interest  rates,  the daily yield on shares of the Trust may tend to be lower
(and net  investment  income and dividends  higher) than those of a fund holding the identical  investments  as the
Trust but which used a method of portfolio  valuation based on market prices or estimates of market prices.  During periods of rising  interest  rates,  the daily yield of the Trust would tend to be higher and its  aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is  presented  to the Bank for  clearance,  the  Bank  will ask the  Trust to  redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.
This enables the  shareholder to continue  receiving  dividends on those shares until the check is presented to the
Trust.  Checks  may not be  presented  for  payment  at the  offices  of the Bank or the  Trust's  Custodian.  This limitation  does not affect  the use of checks  for the  payment  of bills or to obtain  cash at other  banks.  The
Trust reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time without prior notice.

         In choosing to take  advantage of the  Checkwriting  privilege,  by signing the Account  Application or by completing a Checkwriting card, each individual who signs:
(1)      for individual  accounts,  represents that they are the registered  owner(s) of the shares of the Trust in that account;
(2)      for  accounts for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an officer,  general  partner,  trustee or other fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)      authorizes  the Trust,  its Transfer  Agent and any bank  through  which the Trust's  drafts  (checks) are payable to pay all checks  drawn on the Trust  account of such  person(s)  and to redeem a sufficient amount of shares from that account to cover payment of each check;
         (4)  specifically  acknowledges  that if they  choose to permit  checks to be honored if there is a single signature  on checks drawn  against  joint  accounts,  or accounts  for  corporations,  partnerships, trusts or other  entities,  the  signature  of any one  signatory  on a check will be  sufficient  to authorize  payment of that check and redemption from the account,  even if that account is registered in the  names  of more  than  one  person  or more  than  one  authorized  signature  appears  on the
              Checkwriting card or the Application, as applicable;
(5)      understands that the  Checkwriting  privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)      acknowledges  and agrees that neither the Trust nor its bank shall incur any liability for that  amendment or termination of checkwriting  privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been  accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions  proceeds may be delayed if the Trust's  custodian bank is not open for business on a day when the Trust would  normally  authorize the wire to be  made,  which  is  usually  the  Trust's  next  regular  business  day  following  the  redemption.  In those circumstances,  the wire will not be  transmitted  until the next bank  business day on which the Trust is open for business.  No  distributions  will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial   plans,   401(k)   plans  or  pension  or   profit-sharing   plans  should  be  addressed  to  "Trustee,
OppenheimerFunds  Retirement  Plans," c/o the Transfer  Agent at its address  listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional Information.  The request must

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Trust's other redemption requirements.

         Participants (other than self-employed  persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Trust held in the name of the plan or its  fiduciary may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.
Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal
Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The  Trust,  the  Manager,  the  Distributor  the  Sub-Distributor,  and the  Transfer  Agent  assume no responsibility  to determine  whether a  distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the  Prospectus,  direct  shareholders  can exchange  shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund(R)
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street(R)Growth & Income Fund                 OSM1 - Jennison Growth Fund
Oppenheimer Main Street(R)Opportunity Fund                     OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street(R)Small Cap Fund                       OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         Shares of the Trust  purchased  without a sales  charge may be  exchanged  for shares of an eligible  fund offered with a sales charge upon  payment of the sales  charge.  Shares of the Trust  acquired by  reinvestment  of dividends  or  distributions  from the  Trust or any of the other  eligible  funds  (other  than  Oppenheimer  Cash
Reserves)  or from  any unit  investment  trust  for  which  reinvestment  arrangements  have  been  made  with the
Distributor may be exchanged at net asset value for shares of any of the eligible funds.

         |_|  Limits on Multiple  Exchange  Orders.  The Trust  reserves  the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Trust may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         |_|  Telephone  Exchange  Requests.  When exchanging shares by telephone,  a direct  shareholder must have an  existing  account in the fund to which the  exchange  is to be made.  Otherwise,  the  investor  must  obtain a prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Trust reserves the right, in its discretion,  to refuse any exchange  request that may  disadvantage it (for  example,  if the receipt of multiple  exchange  requests from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this  Statement of Additional  Information  or would include  shares  covered by a share  certificate that is not  tendered  with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

         The different  eligible funds available for exchange have different  investment  objectives,  policies and risks. A shareholder  should assure that the fund selected is  appropriate  for his or her investment and should be aware of the tax  consequences  of an  exchange.  For  Federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  The Trust,  the  Distributor, the  Sub-Distributor,  and the  Transfer  Agent  are  unable  to  provide  investment,  tax or  legal  advice  to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend,  suspend or terminate  the exchange  privilege at any time.  Although,  the Trust may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice prior to  materially  amending or  terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's  Dividends  and  Distributions.  The federal tax  treatment of the Trust's  dividends and capital gains  distributions  is explained in the  Prospectus  under the caption  "Distributions  and Taxes." Under the Internal  Revenue  Code,  by December 31 each year,  the Trust must  distribute  98% of its taxable  investment income earned from January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  It if does not, the Trust must pay an excise  tax  on the  amounts  not  distributed.  It is  presently  anticipated  that  the  Trust  will  meet  those requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interest of shareholders  for the Trust not to make  distributions at the required levels and to pay the excise tax on the  undistributed  amounts.  That would reduce the amount of income or capital  gains  available for  distribution  to  shareholders.  The  Trust's  dividends  will  not be  eligible  for  the  dividends-received deduction for corporations.

         If the Trust qualifies as a "regulated  investment  company" under the Internal  Revenue Code, it will not be liable for federal income taxes on amounts paid by it as  distributions.  That  qualification  enables the Trust to "pass  through" its income and realized  capital gains to  shareholders  without  having to pay tax on them. The
Trust qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal  Revenue Code  contains a number of complex tests to determine whether the Trust  qualifies.  The Trust might not meet those tests in a particular  year.  If it does not qualify, the Trust will be treated  for tax  purposes as an  ordinary  corporation  and will  receive no tax  deduction  for payments of distributions made to shareholders.

         Dividends,  distributions  and the  proceeds  of the  redemption  of Trust  shares  represented  by checks returned to the Transfer  Agent by the Postal Service as  undeliverable  will be invested in shares of the Trust as promptly as possible  after the return of such checks to the  Transfer  Agent,  in order to enable the  investor to earn a return on otherwise idle funds.

Dividend  Reinvestment  in Another  Trust.  Direct  shareholders  of the Trust may elect to reinvest all  dividends and/or capital gains  distributions in Class A shares of any eligible fund listed above. To elect this option,  the shareholder  must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for reinvestment.  Otherwise,  the  shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to  establish  an account.  The  investment  will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers,  brokers and other financial  institutions that have a sales  agreement with the  Sub-Distributor.  The Distributor and the  Sub-Distributor  also distribute  shares of the other funds managed by the Manager or an affiliate.

The Transfer  Agent.  Shareholder  Services,  Inc. the Trust's  Transfer  Agent, is responsible for maintaining the
Trust's  shareholder  registry and shareholder  accounting  records,  and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.

The Custodian.  Citibank,  N.A. is the Custodian of the Trust's assets.  The Custodian's  responsibilities  include safeguarding and controlling the Trust's  portfolio  securities and handling the delivery of such securities to and from the Trust.  It will be the practice of the Trust to deal with the  Custodian in a manner  uninfluenced  by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the  independent  auditors  of the Trust.  They audit the Trust's financial  statements  and perform  other  related  audit  services.  They also act as auditors for the Manager and
OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

Centennial Money Market Trust

To the Shareholders and Board of Trustees of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Cen-
tennial Money Market Trust, including the statement of investments, as of June
30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the pe-
riod then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cen-
tennial Money Market Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
July 23, 2001
Statement of Investments June 30, 2001 Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Certificates of Deposit--11.7%
Bank of Scotland:
 3.63%, 9/21/01...................................... $ 15,000,000 $ 15,000,000
 3.64%, 9/21/01......................................   85,000,000   85,000,000
 3.77%, 9/12/01......................................   15,000,000   15,000,000
 4.005%, 10/12/01....................................   97,500,000   97,500,883
 4.19%, 8/6/01.......................................   25,000,000   25,000,000
BNP Paribas, Chicago:
 3.63%, 12/19/01-12/20/01............................  140,000,000  140,000,000
 3.64%, 9/20/01-12/18/01.............................  285,000,000  285,000,000
Chase Manhattan Bank NA:
 3.76%, 9/11/01......................................   25,000,000   25,000,000
 3.77%, 9/12/01......................................   50,000,000   50,000,000
Deutsche Bank:
 3.76%, 12/13/01.....................................   50,000,000   50,000,000
 3.95%, 8/9/01.......................................   50,000,000   50,000,000
 3.98%, 8/2/01.......................................   50,000,000   50,000,000
Dresdner Bank AG:
 5.14%, 8/22/01......................................   50,000,000   50,000,000
 5.24%, 9/17/01......................................   87,000,000   87,238,555
Firstar Bank NA:
 3.82%, 11/5/01-11/7/01..............................  190,000,000  190,000,000
 3.95%, 9/14/01......................................  100,000,000  100,000,000
LaSalle Bank NA:
 4.83%, 8/30/01......................................  100,000,000  100,000,000
Merita Bank plc, New York:
 4.255%, 8/3/01......................................   50,000,000   50,000,000
 4.66%, 10/18/01-10/19/01............................  183,000,000  183,000,000
National Westminster Bank plc, New York:
 3.59%, 9/26/01......................................  100,000,000  100,000,000
 3.59%, 9/28/01......................................  100,000,000  100,000,000
Northern Trust Co.:
 5.12%, 8/13/01......................................   50,000,000   50,000,582
 5.14%, 8/20/01......................................   65,000,000   65,000,440
Rabobank Nederland NV:
 5.36%, 7/26/01......................................   50,000,000   50,000,338
Royal Bank of Canada, New York Branch:
 5.10%, 8/8/01.......................................  100,000,000  100,000,000
3 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------

Certificates of Deposit (Continued)
Royal Bank of Scotland, New York Branch:
 3.61%, 9/26/01-9/28/01........................... $195,000,000 $  195,000,000
Societe Generale:
 3.61%, 9/26/01...................................  100,000,000    100,000,000
UBS AG Stamford CT:
 5.105%, 8/6/01...................................  100,000,000    100,000,488
U.S. Bank NA, Minneapolis:
 4.26%, 7/26/01...................................   80,300,000     80,300,000
                                                                --------------
Total Certificates of Deposit (Cost
 $2,588,041,286)..................................               2,588,041,286
                                                                --------------
Direct Bank Obligations--11.6%
ABN AMRO Bank NV:
 5.45%, 7/12/01...................................  100,000,000    100,000,297
Bank of Nova Scotia:
 4.643%, 7/19/01..................................  111,500,000    111,239,853
 4.695%, 7/17/01..................................   50,000,000     49,895,667
 5.34%, 7/11/01...................................   50,000,000     50,000,000
Bank of Scotland Treasury:
 3.565%, 9/27/01..................................   85,000,000     84,259,272
Canadian Imperial Bank of Commerce:
 5.335%, 7/9/01...................................   50,000,000     50,000,054
 6.33%, 7/9/01....................................  100,000,000    100,000,000
Dresdner US Finance, Inc.:
 3.73%, 11/30/01..................................   25,000,000     24,606,278
 4.20%, 7/27/01...................................   35,000,000     34,893,833
 4.69%, 7/25/01...................................  100,000,000     99,687,333
LaSalle Bank NA:
 4.21%, 8/1/01....................................  100,000,000    100,000,000
 4.72%, 7/2/01....................................   40,000,000     40,000,011
NATC California LLC:
 4.185%, 7/27/01..................................   80,000,000     79,758,200
 4.20%, 7/26/01...................................   19,000,000     18,944,583
National Bank of Commerce, Tennessee:
 3.78%, 8/28/01(/1/)..............................   50,000,000     50,000,000
 3.97%, 9/18/01(/1/)..............................   25,000,000     24,995,000
4 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------

Direct Bank Obligations (Continued)
Nationwide Building Society:
 4.58%, 10/19/01.................................. $ 45,000,000 $   44,370,250
 4.65%, 7/3/01....................................   40,000,000     39,989,667
 4.92%, 9/10/01...................................   49,000,000     48,524,537
 5.04%, 8/6/01....................................   40,000,000     39,798,400
 5.33%, 7/23/01...................................  200,000,000    199,357,417
 5.34%, 7/18/01-7/19/01...........................   66,895,000     66,730,143
Nordea North America, Inc. (gtd. by Merita Bank
 plc):
 3.90%, 11/19/01..................................   22,000,000     21,663,950
 4.56%, 10/18/01..................................   20,000,000     19,723,867
Rabobank Nederland NV:
 5.34%, 7/11/01-7/13/01...........................  190,000,000    190,000,000
 5.39%, 7/12/01...................................  100,000,000    100,000,000
 5.90%, 7/5/01....................................   20,000,000     20,001,250
Royal Bank of Canada:
 5.20%, 7/9/01....................................   50,000,000     49,942,222
 5.37%, 7/16/01...................................  100,000,000    100,000,000
Toronto Dominion Bank:
 3.64%, 9/19/01...................................   50,000,000     50,000,000
 3.77%, 9/13/01...................................   85,000,000     85,000,000
 3.88%, 8/27/01...................................   15,000,000     14,907,850
 5.37%, 7/11/01...................................   90,000,000     90,000,000
 5.55%, 7/5/01....................................  100,000,000    100,001,406
UBS Finance (Delaware) LLC:
 3.995%, 8/8/01...................................   34,000,000     33,858,598
 3.91%, 8/15/01...................................  100,000,000     99,511,250
 3.98%, 8/9/01(/2/)...............................   50,000,000     49,784,417
 5.02%, 8/16/01...................................  100,000,000     99,358,555
                                                                --------------
Total Direct Bank Obligations (Cost
 $2,580,804,160)..................................               2,580,804,160
                                                                --------------
5 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Letters of Credit--4.4%
Abbey National plc, guaranteeing commercial paper of
 Abbey National North America:
 3.59%, 9/17/01-9/21/01.............................  $130,000,000 $128,948,928
 3.70%, 12/3/01.....................................   100,000,000   98,406,944
 3.745%, 9/28/01....................................    45,000,000   44,583,369
 3.90%, 8/17/01.....................................    50,000,000   49,745,417
 3.96%, 8/15/01.....................................   100,000,000   99,505,000
Barclays Bank plc, guaranteeing commercial paper of
 Primer Banco
 del Istmo SA:
 3.90%, 8/14/01.....................................    10,000,000    9,952,333
Credit Suisse Group, guaranteeing commercial paper
 of Credit Suisse
 First Boston, Inc.:
 4.011%, 8/9/01(/1/)(/3/)...........................   100,000,000   99,990,000
Deutsche Bank AG, guaranteeing commercial paper of
 Deutsche Bank Financial, Inc.:
 3.96%, 8/17/01.....................................    50,000,000   49,741,500
 4.48%, 10/22/01....................................    60,000,000   59,156,267
 5.03%, 8/24/01.....................................   100,000,000   99,245,500
 5.22%, 7/17/01.....................................    50,000,000   49,884,000
Societe Generale, guaranteeing commercial paper of
 Societe Generale North America:
 3.69%, 10/2/01.....................................   100,000,000   99,046,750
 4.65%, 7/17/01.....................................    90,000,000   89,814,000
                                                                   ------------
Total Letters of Credit (Cost $978,020,008).........                978,020,008
                                                                   ------------
Short-Term Notes--66.5%
Aerospace/Defense--0.9%
BAE Systems Holdings, Inc.:
 3.60%, 8/29/01(/2/)................................    47,400,000   47,120,340
 3.63%, 9/17/01(/2/)................................    45,400,000   45,042,929
 3.66%, 9/12/01(/2/)................................    30,000,000   29,777,350
 3.79%, 9/4/01(/2/).................................    50,000,000   49,657,847
 3.90%, 8/23/01(/2/)................................    32,000,000   31,816,267
                                                                   ------------
                                                                    203,414,733
                                                                   ------------
Asset-Backed--24.6%
AriesOne Metafolio Corp.:
 4.01%, 7/5/01(/2/).................................    50,000,000   49,977,722
6 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed (Continued)
Aspen Funding Corp.:
 3.93%, 8/15/01(/2/)................................. $ 60,000,000 $ 59,705,250
Asset Portfolio Funding:
 3.62%, 9/24/01(/2/) ................................   30,289,000   30,030,113
BILLS Securitization Ltd.:
 3.61%, 11/19/01.....................................   50,000,000   49,293,042
 3.75%, 9/13/01......................................   45,000,000   44,653,125
 4.77%, 8/21/01......................................  100,000,000   99,324,250
 4.85%, 8/24/01......................................   97,500,000   96,790,687
 5.03%, 8/13/01......................................  140,000,000  139,161,261
Breeds Hill Capital Co. LLC, Series A:
 4.01%, 8/15/01(/2/).................................   50,000,000   49,749,375
 5.27%, 7/10/01(/2/).................................  100,000,000   99,883,500
Charta Corp.:
 3.80%, 8/23/01(/2/).................................   18,000,000   17,899,300
 3.88%, 8/30/01-8/31/01(/2/).........................   80,000,000   79,477,278
 3.90%, 8/7/01(/2/)..................................   50,000,000   49,799,583
 3.93%, 8/8/01(/2/)..................................   20,000,000   19,917,033
 4.22%, 7/30/01......................................   40,000,000   39,864,022
 4.23%, 7/3/01(/2/)..................................   42,000,000   41,990,130
 4.25%, 7/16/01(/2/).................................   35,000,000   34,938,021
 4.62%, 7/10/01(/2/).................................   55,000,000   54,936,475
 4.68%, 7/6/01(/2/)..................................   75,000,000   74,951,250
Check Point Charlie, Inc.:
 3.65%, 9/10/01(/2/).................................   10,000,000    9,928,014
 3.66%, 9/20/01(/2/).................................   25,000,000   24,794,125
 3.78%, 9/6/01(/2/)..................................   60,000,000   59,577,900
 3.80%, 9/7/01(/2/)..................................   90,000,000   89,354,000
 3.86%, 9/4/01(/2/)..................................   42,370,000   42,075,082
 3.97%, 8/20/01......................................   19,840,000   19,730,604
 4%, 7/5/01(/2/).....................................   40,000,000   39,982,222
 4%, 8/16/01.........................................   14,000,000   13,928,444
 4.30%, 7/26/01......................................   20,000,000   19,940,278
 4.71%, 7/23/01......................................   72,000,000   71,800,277
 4.88%, 8/24/01(/2/).................................   26,000,000   25,809,680
7 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed (Continued)
CIESCO LP:
 3.61%, 8/27/01-8/28/01.............................. $100,000,000 $ 99,423,402
 3.74%, 8/24/01(/2/).................................   30,000,000   29,831,700
 3.81%, 8/2/01.......................................   50,000,000   49,830,667
 4.13%, 8/8/01.......................................   95,000,000   94,585,853
 4.18%, 7/26/01......................................   50,000,000   49,854,861
Corporate Receivables Corp.:
 3.77%, 9/7/01(/2/)..................................   50,000,000   49,643,944
 4.20%, 7/25/01(/2/).................................  100,000,000   99,720,000
 4.26%, 7/24/01(/2/).................................  100,000,000   99,727,833
 4.60%, 7/18/01......................................   60,000,000   59,869,667
 4.66%, 7/13/01(/2/).................................  100,000,000   99,844,667
CXC, Inc.:
 3.75%, 8/21/01(/2/).................................   18,000,000   17,904,375
 3.76%, 9/11/01(/2/).................................   30,000,000   29,774,400
 3.915%, 8/7/01(/2/).................................   25,000,000   24,899,406
 4.12%, 8/10/01(/2/).................................   15,000,000   14,931,333
 4.185%, 7/26/01(/2/)................................   40,000,000   39,883,750
Galaxy Funding, Inc.:
 3.68%, 8/29/01(/2/).................................   65,000,000   64,607,978
 3.94%, 8/22/01(/2/).................................   25,000,000   24,857,722
 4.64%, 7/19/01-7/20/01(/2/).........................  266,000,000  265,356,830
 5.05%, 8/17/01(/2/).................................   76,500,000   75,995,631
GOVCO, Inc.:
 3.74%, 9/13/01(/2/).................................   50,000,000   49,615,611
 3.90%, 8/16/01(/4/).................................  100,000,000   99,501,667
 3.91%, 8/17/01(/2/).................................   14,108,000   14,035,983
 3.93%, 8/7/01.......................................   35,000,000   34,858,629
 3.96%, 8/23/01(/2/).................................   50,000,000   49,708,500
Greyhawk Funding LLC:
 3.72%, 9/13/01(/2/).................................  100,000,000   99,235,333
 3.76%, 9/4/01(/2/)..................................  100,000,000   99,321,111
 3.88%, 8/29/01(/2/).................................   72,000,000   71,542,160
 3.91%, 8/14/01(/2/).................................   50,000,000   49,761,056
 4.14%, 7/2/01(/2/)..................................  100,000,000   99,988,500
8 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed (Continued)
Lexington Parker Capital Co. LLC:
 3.85%, 9/6/01(/2/).................................. $118,061,000 $117,215,060
 3.95%, 8/22/01(/2/).................................  100,000,000   99,429,444
 5.23%, 7/19/01-7/20/01(/2/).........................  150,000,000  149,600,486
 5.257%, 7/25/01(/2/)................................   51,000,000   50,821,262
Moriarty Ltd.:
 3.83%, 9/5/01(/2/)..................................   48,000,000   47,662,960
 4.62%, 7/6/01-7/11/01(/2/)..........................  100,000,000   99,903,750
 4.66%, 7/18/01(/2/).................................  141,500,000  141,187,757
 5.06%, 8/9/01(/2/)..................................   28,900,000   28,741,580
 5.08%, 8/1/01(/2/)..................................   10,000,000    9,956,256
 5.32%, 7/16/01(/2/).................................   99,800,000   99,592,527
New Center Asset Trust:
 4.24%, 8/20/01......................................   75,000,000   74,558,333
 5.03%, 7/5/01.......................................   35,000,000   34,980,439
Scaldis Capital LLC:
 3.80%, 9/10/01(/2/).................................   35,000,000   34,737,694
 3.90%, 8/27/01(/2/).................................   39,423,000   39,179,563
 3.925%, 11/2/01(/2/)................................   50,000,000   49,324,028
 3.95%, 11/16/01(/2/)................................   19,379,000   19,085,570
 3.96%, 8/20/01......................................   20,020,000   19,909,890
 4.02%, 8/15/01(/2/).................................   25,928,000   25,797,712
 4.54%, 10/5/01(/2/).................................   36,412,000   35,971,172
 4.70%, 7/5/01(/2/)..................................   39,608,000   39,587,316
 5.25%, 7/16/01(/2/).................................   61,532,000   61,407,868
Sheffield Receivables Corp.:
 3.94%, 11/21/01(/2/)................................   30,000,000   29,530,483
 4.01%, 7/2/01(/2/)..................................   46,400,000   46,394,832
Victory Receivables Corp.:
 3.66%, 9/19/01(/2/).................................   32,000,000   31,739,733
 3.77%, 9/17/01(/2/).................................   25,000,000   24,795,792
 3.80%, 9/10/01(/2/).................................   31,287,000   31,052,521
 3.97%, 8/22/01(/2/).................................   40,437,000   40,205,116
 3.98%, 8/6/01-8/14/01(/2/)..........................  181,489,000  180,644,947
 4.02%, 8/15/01......................................   31,890,000   31,729,753
 4.02%, 8/17/01(/2/).................................   75,492,000   75,097,810
9 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------

Asset-Backed (Continued)
VVR Funding LLC:
 3.70%, 8/29/01(/2/)............................... $ 78,647,000 $   78,170,093
 4%, 7/30/01-7/31/01(/2/)..........................  100,000,000     99,672,222
                                                                 --------------
                                                                  5,455,058,581
                                                                 --------------
Banks--1.1%
J.P. Morgan Chase & Co.:
 3.87%, 8/3/01.....................................   65,000,000     64,769,413
 4.70%, 7/9/01(/2/)................................  100,000,000     99,895,556
Wells Fargo & Co.:
 4.91%, 9/14/01....................................   79,000,000     78,191,896
                                                                 --------------
                                                                    242,856,865
                                                                 --------------
Beverages--0.3%
Coca Cola Enterprises, Inc.:
 3.58%, 9/10/01(/2/)...............................   25,000,000     24,823,486
 3.72%, 11/16/01(/2/)..............................   50,000,000     49,287,000
                                                                 --------------
                                                                     74,110,486
                                                                 --------------
Brokers-Dealers--4.0%
Banc of America Securities LLC:
 4.325%, 7/2/01(/1/)...............................   20,000,000     20,000,000
Goldman Sachs Group LP, Promissory Note:
 3.86%, 12/3/01-12/14/01(/3/)......................  140,000,000    140,000,000
 3.88%, 12/10/01(/3/)..............................    9,500,000      9,500,000
 3.91%, 12/7/01(/3/)...............................   50,000,000     50,000,000
 4.72%, 8/10/01(/3/)...............................   55,000,000     55,000,000
 5.21%, 8/13/01(/3/)...............................   90,000,000     90,000,000
 5.27%, 8/10/01(/3/)...............................   75,000,000     75,000,000
Merrill Lynch & Co., Inc., Series B:
 3.996%, 7/5/01(/1/)...............................   60,000,000     59,999,736
Morgan Stanley Dean Witter & Co.:
 4.01%, 8/28/01(/1/)...............................   70,000,000     70,000,000
 4.19%, 8/6/01.....................................   90,000,000     89,623,500
 5.04%, 8/10/01....................................   50,000,000     49,720,000
10 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------

Broker-Dealers (Continued)
Morgan Stanley Dean Witter & Co. (Masternote
 Facility):
 4%, 11/30/01(/1/).................................. $189,000,000 $189,000,000
                                                                  ------------
                                                                   897,843,236
                                                                  ------------
Chemicals--0.9%
Bayer Corp. (gtd. by Bayer AG):
 3.77%, 8/28/01(/2/)................................   53,060,000   52,737,719
Henkel Corp. (gtd. by Henkel KGAA):
 4.18%, 8/1/01-8/2/01(/2/)..........................   72,000,000   71,738,815
 4.25%, 7/23/01-7/26/01(/2/)........................   65,450,000   65,268,324
                                                                  ------------
                                                                   189,744,858
                                                                  ------------
Commercial Finance--4.2%
CIT Group, Inc.:
 3.615%, 8/31/01....................................   87,000,000   86,467,089
 3.96%, 8/16/01-8/20/01.............................  100,000,000   99,472,000
 4.02%, 8/8/01......................................   47,000,000   46,800,563
 4.22%, 7/27/01.....................................   81,000,000   80,753,130
 5%, 8/3/01.........................................   50,000,000   49,770,833
Countrywide Home Loans:
 3.70%, 8/21/01.....................................   50,000,000   49,737,917
 4.20%, 7/2/01......................................  120,000,000  119,986,000
Countrywide Home Loans, Series I:
 4.125%, 8/24/01(/1/)...............................   88,000,000   87,969,700
 4.959%, 10/3/01(/1/)...............................   45,000,000   44,994,874
Countrywide Home Loans, Series J:
 4.19%, 6/7/02(/1/).................................   60,000,000   59,983,314
Homeside Lending, Inc.:
 3.72%, 9/12/01.....................................   20,000,000   19,849,133
 3.76%, 9/27/01.....................................   50,000,000   49,540,444
 3.98%, 8/6/01......................................   50,000,000   49,801,000
 4.21%, 7/30/01.....................................   50,000,000   49,830,431
 4.655%, 7/2/01-7/5/01..............................   49,000,000   48,984,354
                                                                  ------------
                                                                   943,940,782
                                                                  ------------
11 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------

Consumer Finance--2.4%
American Express Credit Corp.:
 3.62%, 8/27/01..................................... $ 50,000,000 $ 49,713,417
 3.81%, 8/3/01......................................   50,000,000   49,825,375
 4%, 8/31/01........................................   70,000,000   69,525,556
 4.15%, 7/30/01.....................................  100,000,000   99,665,694
 5%, 8/9/01-8/10/01.................................   61,000,000   60,667,361
American General Finance Corp.:
 3.74%, 9/7/01......................................   50,000,000   49,646,778
 4%, 7/2/01.........................................   50,000,000   49,994,444
 4.17%, 7/30/01.....................................   75,000,000   74,748,063
 4.69%, 7/25/01.....................................   25,000,000   24,921,833
                                                                  ------------
                                                                   528,708,521
                                                                  ------------
Diversified Financial--6.4%
Ford Motor Credit Co.:
 3.83%, 8/1/01......................................   50,000,000   49,835,097
 3.98%, 7/6/01......................................  100,000,000   99,944,722
GE Capital International Funding, Inc. (gtd. by
 General Electric Capital Corp.):
 4.10%, 8/1/01(/2/).................................  100,000,000   99,646,944
 5.32%, 7/13/01(/2/)................................  100,000,000   99,822,667
General Electric Capital Corp.:
 4.95%, 9/10/01.....................................   55,000,000   54,463,063
General Electric Capital Services:
 5.08%, 8/13/01.....................................   50,000,000   49,696,611
General Motors Acceptance Corp.:
 3.84%, 8/2/01-8/3/01...............................  140,000,000  139,517,867
Household Finance Corp.:
 3.57%, 9/20/01.....................................   67,000,000   66,462,205
 3.79%, 9/12/01.....................................  100,000,000   99,231,472
 3.81%, 8/2/01......................................   75,000,000   74,746,000
 3.91%, 8/10/01.....................................   50,000,000   49,782,778
 3.96%, 8/22/01.....................................   66,000,000   65,623,636
 3.99%, 12/7/01(/1/)................................   46,000,000   46,000,000
 4.64%, 7/6/01......................................   30,000,000   29,980,667
Prudential Funding LLC:
 3.94%, 10/12/01-10/15/01...........................  130,000,000  128,524,689
 5.03%, 8/6/01......................................   25,000,000   24,874,250
12 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------

Diversified Financial (Continued)
Textron Financial Corp.:
 3.77%, 8/27/01.................................... $100,000,000 $   99,403,083
Verizon Network Funding:
 3.63%, 8/22/01-8/27/01............................   52,345,000     52,056,752
 4.28%, 7/2/01.....................................   88,330,000     88,319,615
                                                                 --------------
                                                                  1,417,932,118
                                                                 --------------
Diversified Media--0.4%
Omnicom Capital, Inc.:
 3.93%, 9/7/01(/2/)................................   50,000,000     49,628,833
 4.10%, 8/9/01-8/10/01(/2/)........................   50,000,000     49,775,069
                                                                 --------------
                                                                     99,403,902
                                                                 --------------
Gas Utilities--0.2%
Centrica plc:
 3.92%, 8/10/01(/2/)...............................   40,000,000     39,825,778
                                                                 --------------
Healthcare/Drugs--2.4%
American Home Products:
 3.99%, 7/24/01(/2/)...............................   14,000,000     13,964,312
 4.02%, 7/19/01(/2/)...............................   10,000,000      9,979,900
 4.03%, 7/5/01-7/26/01(/2/)........................  183,991,000    183,732,479
 4.04%, 7/6/01-7/11/01(/2/)........................   80,000,000     79,932,667
 4.05%, 7/2/01(/2/)................................   40,000,000     39,995,533
Glaxo Wellcome plc:
 3.94%, 8/23/01(/2/)...............................   93,300,000     92,758,808
 4.18%, 7/27/01(/2/)...............................   36,700,000     36,589,207
 4.635%, 7/16/01(/2/)..............................   73,000,000     72,859,019
                                                                 --------------
                                                                    529,811,925
                                                                 --------------
Information Technology--0.2%
Computer Sciences Corp.:
 3.99%, 12/27/01(/1/)(/2/).........................   50,000,000     50,000,000
                                                                 --------------
Insurance--8.8%
AIG Life Insurance Co.:
 4.05%, 5/31/02(/1/)(/3/)..........................   20,000,000     20,000,000
Allstate Life Insurance Co.:
 4.056%, 7/1/01(/1/)...............................   50,000,000     50,000,000
13 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                        Principal      Value
                                                          Amount    See Note 1
                                                       ------------ -----------

Insurance (Continued)
American General Annuity Insurance Co.:
 4.056%, 7/1/01(/1/).................................. $ 50,000,000 $50,000,000
American General Corp.:
 3.56%, 9/21/01.......................................   50,000,000  49,594,556
 3.61%, 9/17/01.......................................   20,000,000  19,843,567
Cooperative Assn. of Tractor Dealers, Inc., Series A:
 4.25%, 7/2/01........................................  100,000,000  99,988,194
Cooperative Assn. of Tractor Dealers, Inc., Series B:
 4.25%, 7/2/01........................................    5,300,000   5,299,374
GE Financial Assurance Holdings, Inc.:
 4.69%, 7/2/01(/2/)...................................    8,500,000   8,498,893
General Electric Capital Assurance Co.:
 4.106%, 2/1/02(/1/)(/3/).............................   75,000,000  75,000,000
ING America Insurance Holdings, Inc.:
 3.595%, 10/24/01.....................................   20,000,000  19,770,319
 3.60%, 9/26/01.......................................   25,000,000  24,782,500
 3.61%, 9/18/01.......................................   50,000,000  49,603,903
 3.69%, 10/12/01......................................   35,000,000  34,630,488
 3.73%, 9/17/01.......................................   20,000,000  19,838,367
 3.77%, 8/27/01.......................................   25,000,000  24,850,771
 3.89%, 8/20/01.......................................   34,000,000  33,816,306
 3.96%, 8/23/01.......................................   50,000,000  49,708,500
 3.97%, 8/8/01........................................   25,000,000  24,895,236
 4.19%, 8/10/01.......................................   35,000,000  34,837,056
 5.025%, 8/15/01......................................   25,000,000  24,842,969
 5.19%, 7/23/01.......................................   40,000,000  39,873,133
 5.35%, 7/19/01.......................................   35,000,000  34,906,375
Jackson National Life Insurance Co.:
 4%, 3/1/02(/1/)......................................   70,000,000  70,000,000
 4.70%, 8/1/02(/1/)...................................   48,000,000  48,000,000
Marsh U.S.A., Inc.:
 3.73%, 12/4/01(/2/)..................................   47,750,000  46,978,201
 4.63%, 7/20/01(/2/)..................................   76,000,000  75,814,286
 4.65%, 7/11/01(/2/)..................................   46,700,000  46,639,679
 4.67%, 7/13/01(/2/)..................................  100,000,000  99,844,333
14 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------

Insurance (Continued)
Metropolitan Life Insurance Co.:
 4.066%, 7/1/01(/1/).............................. $100,000,000 $  100,000,000
 4.106%, 7/1/01(/1/)..............................  123,500,000    123,500,000
Pacific Life Insurance Co.:
 4.076%, 7/1/01(/1/)(/3/).........................   71,000,000     71,000,000
Protective Life Insurance Co.:
 4.206%, 7/1/01(/1/)..............................   30,000,000     30,000,000
Prudential Life Insurance Co.:
 4.876%, 7/2/01(/1/)..............................  165,000,000    165,000,000
Travelers Insurance Co.:
 4.076%, 9/14/01-10/5/01(/1/)(/3/)................   88,000,000     88,000,000
United of Omaha Life Insurance Co.:
 4.076%, 7/1/01(/1/)..............................   50,000,000     50,000,000
Western Southern Life Insurance Co.:
 4.056%, 7/1/01(/1/)..............................  100,000,000    100,000,000
ZCM Matched Funding Corp.:
 3.80%, 7/2/01....................................   50,000,000     49,994,722
                                                                --------------
                                                                 1,959,351,728
                                                                --------------
Leasing & Factoring--0.9%
American Honda Finance Corp.:
 4.20%, 7/26/01-7/27/01...........................  100,000,000     99,702,500
 4.64%, 7/18/01...................................   50,000,000     49,890,444
 4.645%, 7/20/01..................................   45,000,000     44,889,681
                                                                --------------
                                                                   194,482,625
                                                                --------------
Metals/Mining--1.4%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc &
 Rio Tinto Ltd.):
 3.74%, 8/17/01(/2/)..............................   50,000,000     49,755,861
 3.875%, 8/8/01...................................   23,930,000     23,832,120
 4.66%, 7/12/01...................................  104,400,000    104,251,346
Rio Tinto Ltd. (gtd. by Rio Tinto plc & Rio Tinto
 Ltd.):
 3.92%, 8/17/01(/2/)..............................   50,000,000     49,744,111
 4.22%, 7/27/01(/2/)..............................   47,537,000     47,392,118
 4.26%, 7/25/01(/2/)..............................   28,833,000     28,751,114
                                                                --------------
                                                                   303,726,670
                                                                --------------
15 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Photography--0.8%
Eastman Kodak Co.:
 3.99%, 8/20/01...................................... $ 90,000,000 $ 89,503,750
 4.70%, 7/13/01-7/17/01..............................   23,500,000   23,461,356
 4.72%, 7/10/01......................................    6,197,000    6,189,688
 4.77%, 7/3/01.......................................   20,000,000   19,994,700
 4.80%, 7/9/01.......................................   45,000,000   44,952,000
                                                                   ------------
                                                                    184,101,494
                                                                   ------------
Special Purpose Financial--4.8%
K2 (USA) LLC:
 3.795%, 11/30/01(/2/)...............................   23,771,000   23,390,109
 3.815%, 9/20/01(/2/)................................   53,400,000   52,941,628
 3.82%, 9/17/01(/2/).................................   13,500,000   13,388,265
 3.88%, 11/13/01(/2/)................................   99,891,000   98,427,483
 3.92%, 11/8/01(/2/).................................  100,000,000   98,584,444
 3.93%, 11/26/01(/2/)................................   31,000,000   30,499,143
 3.95%, 11/20/01-11/23/01(/2/).......................   79,500,000   78,249,166
Lone Star Funding LLC:
 3.65%, 9/21/01(/3/).................................   30,000,000   29,750,583
MONET Trust, Series 2000-1:
 3.77%, 9/27/01(/1/)(/3/)............................   85,000,000   85,000,000
REVS Ltd., Series 2000-1:
 4.394%, 4/1/02(/1/)(/4/)............................  110,000,000  110,040,594
Sigma Finance, Inc.:
 3.585%, 12/21/01(/2/)...............................   25,000,000   24,569,302
 3.745%, 10/4/01(/2/)................................   25,000,000   24,752,934
 4.52%, 10/18/01(/2/)................................   50,000,000   49,315,722
 4.565%, 9/4/01(/2/).................................   50,000,000   49,587,882
 4.67%, 7/6/01(/2/)..................................   40,000,000   39,974,056
 5%, 8/9/01(/2/).....................................   35,000,000   34,810,417
 5.05%, 8/16/01(/2/).................................   50,000,000   49,677,361
 5.06%, 8/14/01(/2/).................................   50,000,000   49,759,833
 5.25%, 7/18/01(/2/).................................   50,000,000   49,876,042
 5.285%, 7/10/01(/2/)................................   25,000,000   24,966,969
 5.335%, 7/12/01(/2/)................................   29,000,000   28,952,726
16 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                    Principal        Value
                                                      Amount      See Note 1
                                                   ------------ ---------------

Special Purpose Financial (Continued)
Zurich Trust Certificates, Series ZTC-2T:
 3.89%, 7/24/01(/1/)(/3/)......................... $ 24,000,000 $    24,000,000
                                                                ---------------
                                                                  1,070,514,659
                                                                ---------------
Telecommunications--Technology--1.8%
Cingular Wireless LLC:
 3.63%, 9/20/01(/2/)..............................   25,000,000      24,795,813
 3.80%, 9/10/01(/2/)..............................   49,700,000      49,327,526
 3.83%, 8/23/01-9/14/01(/2/)......................  214,190,000     212,724,502
 3.88%, 8/31/01(/2/)..............................   35,000,000      34,769,894
SBC Communications, Inc.:
 4.20%, 7/25/01(/2/)..............................   50,000,000      49,860,000
Vodafone AirTouch plc:
 3.99%, 12/19/01(/1/)(/3/)........................   25,000,000      25,015,237
                                                                ---------------
                                                                    396,492,972
                                                                ---------------
Total Short-Term Notes (Cost $14,781,321,933).....               14,781,321,933
                                                                ---------------
U.S. Government Agencies--5.7%
Federal Farm Credit Bank:
 6.40%, 11/1/01...................................   15,000,000      15,117,128
 6.625%, 2/1/02...................................   24,300,000      24,657,480
Federal Home Loan Bank:
 4.20%, 5/14/02...................................   21,600,000      21,600,000
 4.79%, 7/27/01-8/3/01............................   59,054,000      58,812,451
 5.125%, 2/26/02..................................   61,250,000      61,671,724
 5.875%, 9/17/01..................................   71,050,000      71,318,685
 6%, 11/15/01.....................................   94,500,000      95,193,828
 6.505%, 11/27/01.................................   18,425,000      18,618,687
 6.70%, 12/19/01..................................   43,000,000      43,559,873
 6.75%, 2/15/02...................................  121,570,000     123,564,733
Federal Home Loan Mortgage Corp.:
 4.478%, 7/12/01..................................   75,000,000      74,894,583
 4.65%, 9/13/01...................................   22,578,000      22,362,192
 4.75%, 12/14/01..................................   53,010,000      53,190,460
 4.79%, 8/3/01....................................   17,000,000      16,925,356
17 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                  Principal         Value
                                                    Amount       See Note 1
                                                 ------------  ---------------

U.S. Government Agencies (Continued)
Federal National Mortgage Assn.:
 4.625%, 10/15/01............................... $100,300,000  $   100,486,332
 6.02%, 12/20/01................................   82,365,000       83,153,876
 6.24%, 12/6/01.................................  182,770,000      184,557,142
 6.40%, 12/21/01................................   61,450,000       62,134,424
 6.48%, 11/2/01.................................   16,715,000       16,858,194
 6.54%, 2/1/02..................................   25,000,000       25,352,872
 6.73%, 8/23/01.................................    8,000,000        8,021,607
FNMA Master Credit Facility:
 3.86%, 9/4/01..................................   40,681,000       40,397,476
 4.17%, 8/1/01..................................   47,681,000       47,509,785
                                                               ---------------
Total U.S. Government Agencies (Cost
 $1,269,958,888)................................                 1,269,958,888
                                                               ---------------
Total Investments, at Value (Cost
 $22,198,146,275)...............................         99.9%  22,198,146,275
                                                               ---------------
Other Assets Net of Liabilities.................          0.1       12,218,674
                                                 ------------  ---------------
Net Assets......................................        100.0% $22,210,364,949
                                                 ============  ===============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $7,393,550,509, or 33.29% of the Trust’s net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $209,542,261 or 0.94% of the Trust’s net assets as of June 30, 2001.

See accompanying Notes to Financial Statements. 18 Statement of Assets and Liabilities June 30, 2001 Centennial Money Market Trust

ASSETS
Investments, at value (Cost $22,198,146,275)--see accompanying statement....................................................  $22,198,146,275
Cash..........................................................       28,507,623
Receivables and other assets:
 Shares of beneficial interest sold...........................       93,418,452
 Interest.....................................................       66,261,785
 Other........................................................        3,083,510
                                                                ---------------
  Total assets................................................   22,389,417,645
                                                                ---------------
LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed.......................      155,091,291
 Dividends....................................................       20,033,854
 Shareholder reports..........................................        1,805,513
 Service plan fees............................................        1,202,404
 Trustees' compensation.......................................            7,989
 Transfer and shareholder servicing agent fees................               26
 Other........................................................          911,619
                                                                ---------------
  Total liabilities...........................................      179,052,696
                                                                ---------------
NET ASSETS....................................................  $22,210,364,949
                                                                ===============

COMPOSITION OF NET ASSETS
Paid-in capital...............................................  $22,209,588,056
Accumulated net realized gain (loss) on investment
 transactions.................................................          776,893
                                                                ---------------
NET ASSETS--applicable to 22,210,120,771 shares of beneficial interest outstanding.........................................  $22,210,364,949
                                                                ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE........................................................            $1.00
See accompanying Notes to Financial Statements. 19 Statement of Operations For the Year Ended June 30, 2001 Centennial Money Market Trust

INVESTMENT INCOME
Interest........................................................ $1,251,608,234
                                                                 --------------
EXPENSES
Management fees.................................................     69,386,242
Service plan fees...............................................     41,630,621
Transfer and shareholder servicing agent fees...................     17,568,623
Shareholder reports.............................................      3,994,039
Custodian fees and expenses.....................................        430,663
Trustees' compensation..........................................         75,317
Other...........................................................      5,968,369
                                                                 --------------
  Total expenses................................................    139,053,874
Less reduction to custodian expenses............................       (132,053)
                                                                 --------------
Net expenses....................................................    138,921,821
                                                                 --------------
NET INVESTMENT INCOME...........................................  1,112,686,413
                                                                 --------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS.........................        696,751
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $1,113,383,164
                                                                 ==============
Statements of Changes in Net Assets

                                                   Year Ended June 30,
                                                  2001             2000
                                             ---------------  ---------------

OPERATIONS
Net investment income (loss)................ $ 1,112,686,413  $   963,946,776
Net realized gain (loss)....................         696,751            1,668
                                             ---------------  ---------------
Net increase (decrease) in net assets
 resulting from operations..................   1,113,383,164      963,948,444
                                             ---------------  ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO
 SHAREHOLDERS...............................  (1,112,686,413)    (963,946,776)
                                             ---------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions...............................   3,475,869,627      913,155,440
                                             ---------------  ---------------
NET ASSETS
Total increase..............................   3,476,566,378      913,157,108
Beginning of period.........................  18,733,798,571   17,820,641,463
                                             ---------------  ---------------
End of period............................... $22,210,364,949  $18,733,798,571
                                             ===============  ===============
See accompanying Notes to Financial Statements. 20 Financial Highlights Centennial Money Market Trust

                                    Year Ended June 30,
                            2001     2000     1999     1998          1997
                           -------  -------  -------  -------       ------

PER SHARE OPERATING DATA
Net asset value,
 beginning of period.....    $1.00    $1.00    $1.00    $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain.......      .06      .05      .05      .05          .05
Dividends and/or
 distributions to
 shareholders............     (.06)    (.05)    (.05)    (.05)        (.05)
                           -------  -------  -------  -------       ------
Net asset value, end of
 period..................    $1.00    $1.00    $1.00    $1.00        $1.00
                           =======  =======  =======  =======       ======

TOTAL RETURN(/1/)........     5.51%    5.36%    4.75%    5.16%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)...........  $22,210  $18,734  $17,821  $15,114       $9,063
Average net assets (in
 millions)...............  $20,830  $18,537  $17,128  $12,617       $8,033
Ratios to average net
 assets:(/2/)
Net investment income....     5.34%    5.20%    4.63%    5.04%        4.86%
Expenses.................     0.67%    0.67%    0.66%    0.68%(/3/)   0.73%(/3/)
Expenses, net of
 reduction to excess
 expenses................      N/A      N/A      N/A     0.66%        0.67%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized for periods of less than one full year. 3. Expense ratio reflects the reduction to custodian expenses. See accompanying Notes to Financial Statements. 21 Notes to Financial Statements Centennial Money Market Trust 1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of iden- tified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

22 Notes to Financial Statements (Continued) Centennial Money Market Trust 2. Shares of Beneficial Interest The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Year Ended June 30, 2001           Year Ended June 30, 2000
                             ---------------------------------  ---------------------------------
                                 Shares            Amount           Shares            Amount
                             ---------------  ----------------  ---------------  ----------------

Sold.......................   56,834,272,372  $ 56,834,272,372   59,623,565,708  $ 59,623,565,708
Dividends and/or
 distributions reinvested..    1,119,562,805     1,119,562,805      928,419,736       928,419,736
Redeemed...................  (54,477,965,550)  (54,477,965,550) (59,638,830,004)  (59,638,830,004)
                             ---------------  ----------------  ---------------  ----------------
Net increase (decrease)....    3,475,869,627  $  3,475,869,627      913,155,440  $    913,155,440
                             ===============  ================  ===============  ================
3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust’s total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust’s management fee for the year ended June 30, 2001, was an annualized rate of 0.33%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust share- holder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $1,335 to a broker-dealer affiliated with the Manager as reimbursement for distribution-related expenses.

4. Illiquid or Restricted Securities

As of June 30, 2001, investments in securities included issues that are illiq- uid or restricted. Restricted securities are often purchased in private placement transactions, are not registered

23 Notes to Financial Statements (Continued) Centennial Money Market Trust 4. Illiquid or Restricted Securities (continued)

under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted

                                                                   Valuation Per
                                            Acquisition     Cost    Unit as of
Security                                       Date       Per Unit June 30, 2001
--------                                  --------------- -------- -------------

Short-Term Notes
Travelers Insurance Co................... 9/15/00-10/5/00  $1.00       $1.00

securities. Certain restricted securities, eligible for resale to qualified in-
stitutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30,
2001, was $937,255,820, which represents 4.22% of the Trust's net assets, of which $88,000,000 is considered restricted. Information concerning restricted securities is as follows:

24
Appendix A Description of Securities Ratings Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers. SHORT TERM DEBT RATINGS. Moody's Investors Service, Inc. ("Moody's") The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers: Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows: MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") --------------------------------------------------------------------------------------------------------- The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment: A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong. A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. Standard and Poor's ratings for Municipal Notes due in 3 years or less: ------------------------------------------------------------------------ SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+"). Fitch, Inc. ("Fitch") --------------------- Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes: F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. LONG TERM DEBT RATINGS. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations. Moody's ------- Bonds (including municipal bonds) are rated as follows: Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities. Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Standard and Poor's ------------------- Bonds (including municipal bonds maturing beyond 3 years) are rated as follows: AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong. Fitch ----- AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A-2

                                                        B-1

                                                    Appendix B

-------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
-------------------------------------------------------------------------------------------------------------------

Aerospace & Defense                                         Household Products
Air Freight & Couriers                                      Industrial Conglomerates
Airlines                                                    Insurance
Asset Backed Securities                                     Internet & Catalog Retail
Auto Components                                             Internet Software & Services
Automobiles                                                 Information Technology Consulting & Services
Banks                                                       Leasing & Factoring
Beverages                                                   Leisure Equipment & Products
Biotechnology                                               Machinery
Broker-Dealer                                               Marine
Building Products                                           Media
Chemicals                                                   Metals & Mining
Commercial Finance                                          Multiline Retail
Commercial Services & Supplies                              Multi-Utilities
Communications Equipment                                    Municipal
Computers & Peripherals                                     Office Electronics
Construction & Engineering                                  Oil & Gas
Construction Materials                                      Paper & Forest Products
Consulting & Services                                       Personal Products
Consumer Finance                                            Pharmaceuticals
Containers & Packaging                                      Real Estate
Distributors                                                Repurchase Agreements
Diversified Financials                                      Road & Rail
Diversified Telecommunication Services                      Semiconductor Equipment & Products
Electric Utilities                                          Software
Electrical Equipment                                        Special Purpose Financial
Electronic Equipment & Instruments                          Specialty Retail
Energy Equipment & Services                                 Textiles & Apparel
Food & Drug Retailing                                       Tobacco
Food Products                                               Trading Companies & Distributors
Foreign Government                                          Transportation Infrastructure
Gas Utilities                                               U.S. Government Agencies-Full Faith and Credit Agencies
Health Care Equipment & Supplies                            U.S. Government Agencies-Government Sponsored Enterprises
Health Care Providers & Services                            U.S. Government Instrumentalities
Hotels Restaurants & Leisure                                U.S. Government Obligations
Household Durables                                          Water Utilities
                                                  Wireless Telecommunication Services

-------------------------------------------------------------------------------------------------------------------
Centennial Money Market Trust
-------------------------------------------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

PX0150.001.rev070102

--------

Partners1Mr. Grabish is only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial
Government Trust, Centennial New York Tax Exempt Trust and Centennial California Tax Exempt Trust and a Managing
General Partner of Centennial America Fund, L.P.  Mr. Malone and Mrs. Hamilton are not Trustees of Oppenheimer
Senior Floating Rate Fund.

2. In  accordance  with  Rule  12b-1 of the  Investment  Company  Act,  the  term  "Independent  Trustees"  in this
Statement of Additional  Information refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect financial interest in the operation of any agreement under the plan.